As filed with the Securities and Exchange Commission on June 4, 2010

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

600 Fifth Avenue

New York, NY 10020

(Address of principal executive offices) (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: March 31, 2010

Item 1:	Report to Stockholders

Daily Income Fund

600 FIFTH AVENUE NEW YORK, NY 10020 (212) 830-5200	ANNUAL REPORT MARCH 31, 2010

Daily Income Fund Table of Contents

SHAREHOLDER LETTER	4

MONEY MARKET PORTFOLIO

Expense Chart	6

Schedule of Investments	8

Daily Income Fund Shareholder Letter

Dear Shareholder:

As we look forward to what is on the horizon for the new fiscal year, it is imperative we take a look back at the events of the past year, and what a year it was! Many events took place that affected the money market industry, but the recession and an impending regulatory overhaul had the most impact.

Given the financial meltdown and subsequent government bailouts, the financial markets braced for excess government scrutiny during 2009, and money markets were not exempt from this attention. In June, the SEC proposed changes to liquidity, maturity, and credit quality requirements, as well as other rules that govern money market funds. These changes were proposed so as to prevent a money market fund from ever again “breaking the buck”. The final SEC rules were issued in February 2010, and we anticipate few, if any, issues with respect to implementation. We at Reich & Tang support the efforts to increase the liquidity and capital strength of money market funds, and we feel that these changes will help us continue to stress safety, liquidity, and credit quality in our portfolios.

Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our goals of safety and preservation of capital continually drive our investment analysis and decisions. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world’s largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.globalam.natixis.com.

While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients. We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 36 years.

Sincerely,

Michael P. Lydon

President

[This Page Intentionally Left Blank.]

Daily Income Fund Money Market Portfolio Expense Chart For The Six Months Ended March 31, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.50	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77	0.35%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77	0.35%

Short Term Income Shares Class Shares (“Short Term Income Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77	0.35%

Daily Income Fund Money Market Portfolio Expense Chart For The Six Months Ended March 31, 2010 (Unaudited) (Continued)

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.75	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$1.77	0.35%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.20	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.51	0.30%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.29	$1.66	0.33%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (October 1, 2009 through March 31, 2010), multiplied by 182/365 (to reflect the most recent fiscal half-year).

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2010

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (4.92%) (1)
$100,000,000	Chesham Finance LLC	04/21/10	0.40%	$99,977,778
100,000,000	Chesham Finance LLC	05/25/10	0.45	99,932,500

200,000,000	Total Asset Backed Commercial Paper			199,910,278

EURODOLLAR CERTIFICATES OF DEPOSIT (6.70%)
$72,000,000	Banco Bilbao de Vizcaya Argentaria S.A.	04/07/10	0.23%	$72,000,120
200,000,000	Lloyd’s Bank PLC	06/03/10	0.21	200,000,000

272,000,000	Total Eurodollar Certificates of Deposit			272,000,120

FLOATING RATE SECURITIES (1.11%)
$45,000,000	Procter & Gamble International	05/07/10	0.26%	$45,000,000

45,000,000	Total Floating Rate Securities			45,000,000

FOREIGN COMMERCIAL PAPER (4.93%)
$200,000,000	Danske Corporation	05/04/10	0.20%	$199,963,333

200,000,000	Total Foreign Commercial Paper			199,963,333

LETTER OF CREDIT COMMERCIAL PAPER (2.79%)
$26,000,000	Louis Dreyfus Corporation LOC Barclays Bank PLC	04/01/10	0.35%	$26,000,000
27,900,000	Medical Building Funding IX, LLC LOC KBC Bank/Bank of Nova Scotia	04/05/10	0.70	27,900,000
59,200,000	Vermont EDA Economic Development Capitalization Program – Series A LOC Credit Agricole CIB	05/27/10	0.35	59,200,000

113,100,000	Total Letter of Credit Commercial Paper			113,100,000

LOAN PARTICIPATIONS (8.38%)
$30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	04/08/10	0.35%	$30,000,000
55,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	04/12/10	0.35	55,000,000
20,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	04/22/10	0.35	20,000,000
30,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	04/28/10	0.35	30,000,000
20,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/03/10	0.32	20,000,000
50,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/10/10	0.33	50,000,000
60,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/12/10	0.33	60,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2010 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

LOAN PARTICIPATIONS (CONTINUED)
$75,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/27/10	0.38%	$75,000,000

340,000,000	Total Loan Participations			340,000,000

REPURCHASE AGREEMENT (3.70%)
$150,000,000	Annaly Capital Management, Inc. purchased on 3/31/10, repurchase proceeds at maturity $150,000,875 (Collateralized by FNMA, 0.7687% to 7.0000%, due 04/01/32 to 08/01/47, value $46,389,883, FHLMC, 0.7810% to 6.0000%, due 04/15/32 to 04/15/36, value $111,110,117)	04/01/10	0.21%	$150,000,000

150,000,000	Total Repurchase Agreement			150,000,000

TIME DEPOSIT (6.60%)
$134,000,000	Citibank, N.A.	04/01/10	0.12%	$134,000,000
134,000,000	BNP Paribas	04/01/10	0.12	134,000,000

268,000,000	Total Time Deposit			268,000,000

VARIABLE RATE DEMAND INSTRUMENTS (4.96%) (2)
$3,840,000	A&M Associates Project – Series 2002 LOC U.S. Bank, N.A.	12/01/34	0.32%	$3,840,000
895,000	Bank of Kentucky Building, LLC – Series 1999 LOC U.S. Bank, N.A.	12/01/19	0.65	895,000
1,050,000	Burke County, GA Development Authority IDRB (Lichtenberg Holdings II, LLC Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	01/01/13	0.50	1,050,000
114,000	Capital One Funding Corporation Floating Rate Option Notes – Series 1997 D LOC JPMorgan Chase Bank, N.A.	07/02/18	0.28	114,000
905,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wachovia Bank, N.A.	04/01/30	0.28	905,000
3,800,000	Charles K. Blandin Foundation – Series 2004 (3) LOC Wells Fargo Bank, N.A.	05/01/19	0.32	3,800,000
2,325,000	Cinnamon Properties, Inc. LOC U.S. Bank, N.A.	04/01/20	0.65	2,325,000
1,540,000	Cirrus Development Ltd. – Series 1999 LOC U.S. Bank, N.A.	05/01/14	0.65	1,540,000
15,000,000	City of Valdez, AK Marine Terminal Refunding RB (BP Pipelines (Alaska) Inc. Project) – Series 2001 LOC BP Amoco PLC	07/01/37	0.30	15,000,000
21,100,000	City of Valdez, AK Marine Terminal Refunding RB (BP Pipelines (Alaska) Inc. Project) – Series 2003B LOC BP Amoco PLC	07/01/37	0.30	21,100,000
1,795,000	CMW Real Estate, LLC – Series 2000 LOC U.S. Bank, N.A.	06/01/20	0.85	1,795,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2010 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)
$2,680,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wachovia Bank, N.A.	02/01/26	0.28%	$2,680,000
7,650,000	D.G.Y. Real Estate LP – Series 2000A LOC PNC Bank, N.A.	05/01/20	0.40	7,650,000
12,250,000	Delos, LLC – Series 2007A LOC Banco Santander	03/01/37	0.43	12,250,000
1,585,000	Delta Capital LLC – Series 1996B LOC JPMorgan Chase Bank, N.A.	10/01/26	0.75	1,585,000
1,575,000	Devin F. & Janis L. McCarthy – Series 1997 LOC U.S. Bank, N.A.	07/01/17	0.65	1,575,000
2,050,000	Eckert Seamans Cherin & Mellott, LLC – Series 2000 LOC PNC Bank, N.A.	01/01/15	0.34	2,050,000
5,790,000	El Dorado Enterprises of Miami, Inc. – Series 2000 LOC Wachovia Bank, N.A.	06/01/20	0.23	5,790,000
4,319,137	Federal Home Loan Mortgage Corporation Class A Certificates – Series M006	10/15/45	0.30	4,319,137
3,025,000	Galloway Company – Series 2003 LOC JPMorgan Chase Bank, N.A.	07/01/17	0.95	3,025,000
1,175,000	Goson Project – Series 1997 Guaranteed by Federal Home Loan Bank	11/01/17	0.40	1,175,000
210,000	Graves Lumber Co. Project – Series 2000 Guaranteed by Federal Home Loan Bank of Cincinnati	11/01/10	0.50	210,000
20,500,000	Gulf Coast Waste Disposal Authority Solid Waste Disposal Refunding RB (Amoco Oil Company Project) – Series 1994 LOC BP Amoco PLC	06/01/24	0.34	20,500,000
2,710,000	Healtheum, LLC – Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.40	2,710,000
1,450,000	HFA of Lee County, FL MHRB (University Club Apartments) – Series 2002B Guaranteed by Federal National Mortgage Association	05/15/35	0.32	1,450,000
3,950,000	Jeff Wyler Automotive Family, Inc. LOC U.S. Bank, N.A.	01/02/26	0.65	3,950,000
1,950,000	Kenwood County Club, Incorporated – Series 2005 LOC U.S. Bank, N.A.	12/01/15	0.85	1,950,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.30	700,000
3,405,000	Kool Capital, LLC LOC Bank of America, N.A.	04/01/29	0.28	3,405,000
1,800,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.28	1,800,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2010 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)
$400,000	LRC – B Wadsworth Investors, Ltd. – Series 1997 LOC U.S. Bank, N.A.	09/01/17	0.65%	$400,000
3,175,000	Maryland Health & Higher Educational Facilities Authority (Glen Meadows Retirement Community) – Series 1999B LOC Wachovia Bank, N.A.	07/01/29	0.25	3,175,000
5,785,000	M-B Companies, Inc. – Series 2008 LOC U.S. Bank, N.A.	03/01/48	0.37	5,785,000
845,000	Milwaukee, WI (Historic Third Ward Parking Project) LOC Northern Trust Bank	09/01/28	0.75	845,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.45	2,500,000
5,760,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.24	5,760,000
2,710,000	Mount Ontario Holdings LLC – Series 2001 (3) LOC U.S. Bank, N.A.	04/01/21	0.32	2,710,000
7,000,000	New Jersey EDA School Facilities Construction Bonds 2006 Series R – Sub-Series – R3 LOC Lloyds TSB Bank/Bank of Nova Scotia	09/01/31	0.28	7,000,000
1,505,000	NPI Capital, LLC – Series 1999A LOC Bank of America, N.A.	07/01/29	0.75	1,505,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.75	6,900,000
1,765,000	Parisi Investment, LP & Supply Co. – Series 1998 LOC U.S. Bank, N.A.	05/01/18	0.65	1,765,000
1,300,000	Pennsylvania EDFA Taxable Development RB (West 914 Incorporation Project) – Series 1991A LOC PNC Bank, N.A.	05/01/21	0.32	1,300,000
8,180,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.90	8,180,000
1,120,000	Sand Run Nursery & Preserve LLC – Series 2004 LOC U.S. Bank, N.A.	03/01/24	0.65	1,120,000
9,205,000	Stonegate-Partners I, LLC (Stonegate Partners Project) – Series 2002 LOC U.S. Bank, N.A.	06/01/34	0.34	9,205,000
3,085,000	Tom Richards, Inc. (Team Land, LLC/Team Industries) Guaranteed by Federal Home Loan Bank	12/01/16	0.40	3,085,000
1,130,000	Trendway Corporation – Series 1996 LOC Bank of America, N.A.	12/01/26	0.75	1,130,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2010 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)
$5,050,000	Triple Crown Investments, LLC – Series 2004 LOC Federal Home Loan Bank of Dallas	08/01/25	0.30%	$5,050,000
1,400,000	Westchester County, NY IDA RB (B.W.P. Distributors Inc.) – Series 1997 LOC Wachovia Bank, N.A.	10/01/28	0.28	1,400,000
290,000	Westchester Presbyterian Church LOC U.S. Bank, N.A.	09/01/13	0.65	290,000
439,294	Wilmington Trust Company (Amtrak Trust 93-A) – Series B Notes Guaranteed by General Electric Company	01/01/11	9.00	439,294
775,000	Windsor Medical Center, Inc. – Series 1997 LOC Federal Home Loan Bank	12/03/18	0.40	775,000

201,457,431	Total Variable Rate Demand Instruments			201,457,431

YANKEE CERTIFICATES OF DEPOSIT (55.93%)
$100,000,000	Banco Bilbao Vizcaya Argentaria	04/27/10	0.19%	$100,000,361
50,000,000	Banco Bilbao Vizcaya Argentaria	06/04/10	0.23	50,000,888
200,000,000	Bank of Nova Scotia	06/01/10	0.20	200,000,000
150,000,000	Barclays Bank PLC	06/15/10	0.23	150,000,000
50,000,000	Calyon North America Inc.	05/03/10	0.33	50,000,887
100,000,000	Credit Agricole CIB	07/06/10	0.22	100,002,665
200,000,000	Credit Industrial et Commercial	05/28/10	0.32	200,000,000
100,000,000	Dexia Credit Local de France	05/28/10	0.29	100,001,582
100,000,000	Kreditbank	04/26/10	0.34	100,000,694
73,700,000	Landesbank Hessen-Thueringen Girozentrale	06/24/10	0.34	73,701,718
129,900,000	Landesbank Hessen-Thueringen Girozentrale	09/13/10	0.62	129,905,935
100,000,000	Royal Bank of Scotland	05/07/10	0.21	100,000,500
200,000,000	Skandinav Enskilda Banken NY	04/13/10	0.27	200,000,666
100,000,000	Societe Generale	05/07/10	0.23	100,000,999
201,500,000	Standard Chartered Bank PLC	05/17/10	0.28	201,502,573
150,300,000	Svenska Handelsbanken	06/01/10	0.20	150,301,272
50,000,000	Svenska Handelsbanken	06/11/10	0.21	50,000,493
142,500,000	UniCredit Bank AG	04/08/10	0.22	142,500,277
72,200,000	UniCredit Bank AG	04/22/10	0.24	72,200,421

2,270,100,000	Total Yankee Certificates of Deposit			2,270,121,931

	Total Investments (100.02%) (cost $4,059,553,093†)			4,059,553,093
	Liabilities in excess of cash and other assets (-0.02%)			(805,318)

	Net Assets (100.00%)			$4,058,747,775

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Schedule of Investments March 31, 2010 (Continued)

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $199,910,278, which represented 4.92% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily. The rate shown is the rate in effect at the date of this statement.

KEY

EDA	= Economic Development Authority	IDA	= Industrial Development Authority
EDFA	= Economic Development Finance Authority	IDRB	= Industrial Development Revenue Bond
FHLMC	= Federal Home Loan Mortgage Corporation	LOC	= Letter of Credit
FNMA	= Federal National Mortgage Association	MHRB	= Multi-Family Housing Revenue Bond
HFA	= Housing Finance Authority	RB	= Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,595,037,747	39.29%
31 through 60 Days	1,360,602,375	33.52
61 through 90 Days	874,004,371	21.53
91 through 120 Days	100,002,665	2.46
121 through 180 Days	129,905,935	3.20
Over 180 Days	-0-	-0-
Total	$4,059,553,093	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Statement of Assets and Liabilities March 31, 2010

: Assets
Investments in securities, at amortized cost (Note 1)	$3,909,553,093
Repurchase agreements	150,000,000
Accrued interest receivable	1,108,792
Prepaid expenses	128,871

Total assets	4,060,790,756

: Liabilities
Payable to affiliates (Note 2)	820,946
Due to Custodian	490,755
Accrued expenses	703,810
Dividends payable	27,470

Total liabilities	2,042,981

Net assets	$4,058,747,775

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$4,060,552,505
Accumulated net realized loss	(1,804,730)

Net assets	$4,058,747,775

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$221,077,624	221,173,015	$1.00
Institutional Service Shares	$235,430,912	235,532,497	$1.00
Investor Shares	$215,983,523	216,076,716	$1.00
Short Term Income Shares	$278,303,490	278,423,573	$1.00
Retail Class Shares	$1,051,013,577	1,051,467,071	$1.00
Pinnacle Shares	$200,367,731	200,454,186	$1.00
Advantage Shares	$1,574,426,638	1,575,105,976	$1.00
Xpress Shares	$282,144,280	282,266,021	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Statement of Operations Year Ended March 31, 2010

: Investment Income
INCOME:
Interest	$25,637,957

EXPENSES: (NOTE 2)
Investment management fee	5,649,169
Administration fee	2,353,821
Shareholder servicing fee (Institutional Service Shares)	694,256
Shareholder servicing fee (Investor Shares)	733,408
Shareholder servicing fee (Short Term Income Shares)	695,318
Shareholder servicing fee (Retail Shares)	3,001,461
Shareholder servicing fee (Advantage Shares)	4,105,961
Shareholder servicing fee (Xpress Shares)	708,232
Distribution fee (Investor Shares)	586,726
Distribution fee (Short Term Income Shares)	1,251,573
Distribution fee (Retail Shares)	7,803,798
Distribution fee (Advantage Shares)	12,317,884
Distribution fee (Xpress Shares)	2,124,695
Custodian expenses	201,198
Shareholder servicing and related shareholder expenses†	1,648,144
Legal, compliance and filing fees	1,027,926
Audit and accounting	453,526
Trustees’ fees and expenses	404,446
Other expenses	1,078,529

Total expenses	46,840,071
Less: Fees waived (Note 2)	(24,769,024)

Net expenses	22,071,047

Net investment income	3,566,910

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	48,900

Increase in net assets from operations	$3,615,810

†	Includes class specific transfer agency expenses of $108,046, $59,003, $153,974, $149,635, $606,820 and $39,041 for the Institutional, Institutional Service, Investor, Short Term Income, Retail and Pinnacle Shares respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Statements of Changes in Net Assets Years Ended March 31, 2010 and 2009

	2010	2009

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$3,566,910	$101,023,758
Net realized gain (loss) on investments	48,900	(1,853,397)

Increase in net assets from operations	3,615,810	99,170,361

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(1,376,659)	(13,991,358)
Institutional Service Shares	(258,605)	(7,356,861)
Investor Shares	(211,182)	(6,230,173)
Short-Term Income Shares	(45,600)	(4,555,500)
Retail Shares	(144,388)	(23,229,468)
Pinnacle Shares	(564,834)	(4,600,060)
Advantage Shares	(837,847)	(37,383,828)
Xpress Shares	(57,253)	(3,676,510)

Total dividends to shareholders	(3,496,368)	(101,023,758)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	—	(8,619)
Institutional Service Shares	—	(5,660)
Investor Shares	—	(3,429)
Short-term Income Shares	—	(3,074)
Retail Shares	—	(16,139)
Pinnacle Shares	—	(1,904)
Advantage Shares	—	(28,594)
Xpress Shares	—	(3,083)

Total dividends to shareholders	—	(70,502)

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(73,984,519)	(456,371,209)
Institutional Service Shares	35,755,290	(60,829,508)
Investor Shares	(121,759,768)	21,292,828
Short-Term Income Shares	16,080,799	(35,162,097)
Retail Shares	(333,862,708)	(54,510,269)
Pinnacle Shares	(2,573,553)	24,817,334
Advantage Shares	(130,481,372)	(1,746,069,230)
Xpress Shares	10,989,746	(932,810)

Total capital share transactions	(599,836,085)	(2,307,764,961)

Total increase/(decrease)	(599,716,643)	(2,309,688,860)

NET ASSETS:
Beginning of year	4,658,464,418	6,968,153,278

End of year	$4,058,747,775	$4,658,464,418

OVERDISTRIBUTED NET INVESTMENT INCOME	$-0-	$(70,542)

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights

	Years Ended March 31,
: Institutional Shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.003	0.024	0.048	0.051	0.036
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	—

Total from investment operations	0.003	0.024	0.048	0.051	0.036

Less distributions from:
Dividends from net investment income	(0.003)	(0.024)	(0.048)	(0.051)	(0.036)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)	—

Total distributions	(0.003)	(0.024)	(0.048)	(0.051)	(0.036)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.29%	2.46%	4.91%	5.19%	3.63%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$221,078	$295,039	$751,532	$639,573	$372,721
Ratio to average net assets:
Net investment income	0.26%	2.52%	4.78%	5.10%	3.66%
Expenses (net of fees waived) (a)	0.25%	0.22%	0.20%	0.20%	0.20%
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	0.06%
Transfer agency fees waived	0.01%	0.01%	0.01%	—	0.02%
Expenses paid indirectly	—	0.00%	0.00%	0.00%	0.00%

	Years Ended March 31,
: Institutional Service Shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.022	0.046	0.048	0.033
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	—

Total from investment operations	0.001	0.022	0.046	0.048	0.033

Less distributions from:
Dividends from net investment income	(0.001)	(0.022)	(0.046)	(0.048)	(0.033)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)	—

Total distributions	(0.001)	(0.022)	(0.046)	(0.048)	(0.033)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.12%	2.21%	4.65%	4.92%	3.36%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$235,431	$199,697	$260,609	$267,865	$224,050
Ratio to average net assets:
Net investment income	0.09%	2.31%	4.50%	4.83%	3.39%
Expenses (net of fees waived) (a)	0.42%	0.47%	0.45%	0.45%	0.47%
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	0.06%
Shareholder servicing fees waived	0.09%	0.01%	0.01%	—	—
Transfer agency fees waived	—	—	—	—	0.01%
Expenses paid indirectly	—	0.00%	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations November 28, 2006 through March 31, 2007
: Investor Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.020	0.044	0.016
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.020	0.044	0.016

Less distributions from:
Dividends from net investment income	(0.001)	(0.020)	(0.044)	(0.016)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.001)	(0.020)	(0.044)	(0.016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.06%	2.01%	4.44%	1.62%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$215,983	$337,701	$316,547	$151,947
Ratio to average net assets:
Net investment income	0.07%	1.96%	4.25%	4.76%	(c)
Expenses (net of fees waived) (b)	0.50%	0.68%	0.65%	0.65%	(c)
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.24%	0.04%	0.04%	—
Transfer agency fees waived	—	—	—	0.03%	(c)
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

	Years Ended March 31,			Commencement of Operations February 12, 2007 through March 31, 2007
: Short Term Income Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.017	0.041	0.006
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.017	0.041	0.006

Less distributions from:
Dividends from net investment income	(0.000)	(0.017)	(0.041)	(0.006)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.017)	(0.041)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	1.71%	4.14%	0.59%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$278,303	$262,237	$297,508	$57,097
Ratio to average net assets:
Net investment income	0.02%	1.71%	3.92%	4.47%	(c)
Expenses (net of fees waived) (b)	0.52%	0.96%	0.94%	0.94%	(c)
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.47%	0.03%	0.01%	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations November 28, 2006 through March 31, 2007
: Retail Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.016	0.040	0.015
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.016	0.040	0.015

Less distributions from:
Dividends from net investment income	(0.000)	(0.016)	(0.040)	(0.015)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.016)	(0.040)	(0.015)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	1.65%	4.08%	1.49%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,051,014	$1,384,774	$1,439,855	$897,904
Ratio to average net assets:
Net investment income	0.01%	1.64%	3.95%	4.39%	(c)
Expenses (net of fees waived) (b)	0.55%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.65%	0.14%	0.14%	0.10%	(c)
Transfer agency fees waived	—	—	—	0.03%	(c)
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

	Years Ended March 31,
: Pinnacle Shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.003	0.024	0.048	0.051	0.036
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	—

Total from investment operations	0.003	0.024	0.048	0.051	0.036

Less distributions from:
Dividends from net investment income	(0.003)	(0.024)	(0.048)	(0.051)	(0.036)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)	—

Total distributions	(0.003)	(0.024)	(0.048)	(0.051)	(0.036)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.29%	2.46%	4.91%	5.19%	3.63%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$200,368	$202,946	$178,213	$171,028	$134,682
Ratio to average net assets:
Net investment income	0.29%	2.40%	4.79%	5.08%	3.66%
Expenses (net of fees waived) (b)	0.25%	0.23%	0.02%	0.20%	0.20%
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	0.06%
Transfer agency fees waived	0.01%	0.01%	0.01%	—	0.02%
Expenses paid indirectly	—	0.00%	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations November 1, 2006 through March 31, 2007
: Advantage Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.016	0.040	0.018
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.016	0.040	0.018

Less distributions from:
Dividends from net investment income	(0.001)	(0.016)	(0.040)	(0.018)
Net realized gain on investment	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.001)	(0.016)	(0.040)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.05%	1.63%	4.06%	1.81%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,574,427	$1,704,903	$3,451,676	$3,113,588
Ratio to average net assets:
Net investment income	0.05%	1.70%	3.95%	4.35%	(c)
Expenses (net of fees waived) (b)	0.49%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.75%	0.17%	0.17%	0.16%	(c)
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

	Years Ended March 31,		Commencement of Operations June 20, 2007 through March 31, 2008
: Xpress Shares	2010	2009

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.014	0.028
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000

Total from investment operations	0.000	0.014	0.028

Less distributions from:
Dividends from net investment income	(0.000)	(0.014)	(0.028)
Net realized gain on investment	—	(0.000)	(0.000)

Total distributions	(0.000)	(0.014)	(0.028)

Net asset value, end of period	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	1.40%	2.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$282,144	$271,167	$272,213
Ratio to average net assets:
Net investment income	0.02%	1.40%	3.82%	(c)
Expenses (net of fees waived) (b)	0.53%	1.27%	1.25%	(c)
Management and administration fees waived	0.01%	0.06%	0.02%	(c)
Shareholder servicing and distribution fees waived	0.71%	0.00%	—
Expenses paid indirectly	—	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Expense Chart For The Six Months Ended March 31, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”) & Pinnacle Class Shares (“Pinnacle Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%

Short Term Income Shares Class Shares (“Short Term Income Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.08	$0.86	0.17%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (October 1, 2009 through March 31, 2010), multiplied by 182/365 (to reflect the most recent fiscal half-year).

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments March 31, 2010

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

REPURCHASE AGREEMENTS (41.34%)
$120,000,000	Banc of America Securities, LLC, purchased on 03/31/10, repurchase proceeds at maturity $120,000,033 (Collateralized by $227,428,610, GNMA, 3.820% to 5.000%, due 05/20/35 to 03/15/45, value $122,400,000)	04/01/10	0.01%	$120,000,000
75,000,000	Bank of New York Mellon, purchased on 03/31/10, repurchase proceeds at maturity $75,000,125 (Collateralized by $88,418,336, GNMA, 4.000% to 7.500%, due 09/15/19 to 03/15/40, value $76,500,000)	04/01/10	0.06	75,000,000
200,000,000	Goldman Sachs, purchased on 03/31/10, repurchase proceeds at maturity $200,000,056 (Collateralized by $4,736,059,596, GNMA 0.000% to 11.842%, due 02/15/26 to 03/20/40, value $204,000,000)	04/01/10	0.01	200,000,000
105,000,000	JPMorgan Chase & Co., purchased on 03/31/10, repurchase proceeds at maturity $105,000,029 (Collateralized by $130,657,506 GNMA, 3.500% to 12.500%, due 09/20/13 to 10/15/51, value $107,104,415)	04/01/10	0.01	105,000,000

500,000,000	Total Repurchase Agreements			500,000,000

U.S. GOVERNMENT OBLIGATIONS (58.66%)
$150,000,000	U.S. Treasury Bill	04/01/10	0.08%	$150,000,000
100,000,000	U.S. Treasury Bill	04/08/10	0.14	99,997,181
40,000,000	U.S. Treasury Bill	05/20/10	0.17	39,990,744
25,000,000	U.S. Treasury Bill	06/03/10	0.50	24,978,125
50,000,000	U.S. Treasury Bill	06/17/10	0.46	49,951,875
50,000,000	U.S. Treasury Bill	06/17/10	0.30	49,967,917
15,000,000	U.S. Treasury Bill	07/01/10	0.15	14,994,312
50,000,000	U.S. Treasury Bill	07/15/10	0.17	49,975,208
50,000,000	U.S. Treasury Bill	07/29/10	0.48	49,920,667
50,000,000	U.S. Treasury Bill	09/09/10	0.20	49,955,278
15,000,000	U.S. Treasury Bill	10/21/10	0.23	14,980,969
50,000,000	U.S. Treasury Bill	11/18/10	0.25	49,919,792
65,000,000	U.S. Treasury Bill	02/10/11	0.36	64,817,562

710,000,000	Total U.S. Government Obligations			709,449,630

	Total Investments (100.00%) (cost $1,209,449,630†)			1,209,449,630
	Cash and Other Assets, net of Liabilities (0.00%)			16,913

	Net Assets (100.00%)			$1,209,466,543

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Schedule of Investments March 31, 2010 (Continued)

KEY

GNMA	= Government National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$749,997,181	62.01%
31 through 60 Days	39,990,744	3.31
61 through 90 Days	124,897,917	10.33
91 through 120 Days	114,890,187	9.50
121 through 180 Days	49,955,278	4.13
Over 180 Days	129,718,323	10.72
Total	$1,209,449,630	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Statement of Assets and Liabilities March 31, 2010

: Assets
Investments in securities, at amortized cost (Note 1)	$709,449,630
Repurchase agreements	500,000,000
Cash	251,708
Accrued interest receivable	243
Prepaid expenses	48,105

Total assets	1,209,749,686

: Liabilities
Payable to affiliates (Note 2)	143,518
Accrued expenses	138,643
Dividends payable	982

Total liabilities	283,143

Net assets	$1,209,466,543

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$1,209,461,526
Accumulated net realized gains	5,017

Net assets	$1,209,466,543

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$499,666,567	499,655,674	$1.00
Institutional Service Shares	$251,926,262	251,920,770	$1.00
Investor Shares	$198,428,528	198,424,202	$1.00
Short Term Income Shares	$191,847,520	191,843,337	$1.00
Retail Class Shares	$23,248,712	23,248,205	$1.00
Pinnacle Shares	$44,348,954	44,347,987	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Statement of Operations Year Ended March 31, 2010

: Investment Income
INCOME:
Interest	$3,397,282

EXPENSES: (NOTE 2)
Investment management fee	1,478,037
Administration fee	615,849
Shareholder servicing fee (Institutional Service Shares)	570,149
Shareholder servicing fee (Investor Shares)	537,829
Shareholder servicing fee (Short Term Income Shares)	471,049
Shareholder servicing fee (Retail Shares)	38,086
Distribution fee (Investor Shares)	430,263
Distribution fee (Short Term Income Shares)	847,888
Distribution fee (Retail Shares)	99,022
Custodian expenses	72,094
Shareholder servicing and related shareholder expenses†	430,743
Legal, compliance and filing fees	285,306
Audit and accounting	207,176
Trustees’ fees and expenses	109,033
Other expenses	301,255

Total expenses	6,493,779
Less: Fees waived (Note 2)	(3,563,026)

Net expenses	2,930,753

Net investment income	466,529

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	5,017

Increase in net assets from operations	$471,546

†	Includes class specific transfer agency expenses of $102,446, $44,322, $106,672, $93,309, $7,461 and $10,994 for the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares and Pinnacle Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Statements of Changes in Net Assets Years Ended March 31, 2010 and 2009

	2010	2009

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$466,529	$10,955,534
Net realized gain (loss) on investments	5,017	—

Increase in net assets from operations	471,546	10,955,534

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(398,770)	(5,196,692)
Institutional Service Shares	(12,619)	(2,203,320)
Investor Shares	(5,285)	(1,729,551)
Short-Term Income Shares	(4,608)	(938,502)
Retail Shares	(374)	(83,259)
Pinnacle Shares	(44,873)	(804,210)

Total dividends to shareholders	(466,529)	(10,955,534)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	-0-	-0-
Institutional Service Shares	-0-	-0-
Investor Shares	-0-	-0-
Short-Term Income Shares	-0-	-0-
Retail Shares	-0-	-0-
Pinnacle Shares	-0-	-0-

Total dividends to shareholders	-0-	-0-

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(27,282,193)	(17,798,924)
Institutional Service Shares	18,654,659	(97,938,921)
Investor Shares	(14,278,070)	(57,572,615)
Short-Term Income Shares	3,708,206	13,298,274
Retail Shares	12,838,937	(10,566,880)
Pinnacle Shares	(31,297,131)	5,014,875

Total capital share transactions	(37,655,592)	(165,564,191)

Total increase/(decrease)	(37,650,575)	(165,564,191)

NET ASSETS:
Beginning of year	1,247,117,118	1,412,681,309

End of year	$1,209,466,543	$1,247,117,118

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$-0-

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Financial Highlights

	Years Ended March 31,
: Institutional Shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.010	0.041	0.049	0.034
Net realized and unrealized gain (loss) on investments	—	—	—	—	0.000

Total from investment operations	0.001	0.010	0.041	0.049	0.034

Less distributions from:
Dividends from net investment income	(0.001)	(0.010)	(0.041)	(0.049)	(0.034)
Net realized gain on investment	—	—	—	—	(0.000)

Total distributions	(0.001)	(0.010)	(0.041)	(0.049)	(0.034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.07%	0.97%	4.18%	5.02%	3.48%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$499,667	$526,947	$544,746	$590,254	$829,714
Ratio to average net assets:
Net investment income	0.08%	0.93%	4.17%	4.89%	3.51%
Expenses (net of fees waived) (a)	0.21%	0.23%	0.20%	0.20%	0.20%
Management and administration fees waived	0.06%	0.03%	0.03%	0.03%	0.05%
Transfer agency fees waived	0.01%	—	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	0.00%

	Years Ended March 31,
: Institutional Service Shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.007	0.039	0.047	0.032
Net realized and unrealized gain (loss) on investments	—	—	—	—	0.000

Total from investment operations	0.000	0.007	0.039	0.047	0.032

Less distributions from:
Dividends from net investment income	0.000	(0.007)	(0.039)	(0.047)	(0.032)
Net realized gain on investment	—	—	—	—	(0.000)

Total distributions	0.000	(0.007)	(0.039)	(0.047)	(0.032)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.75%	3.92%	4.76%	3.22%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$251,926	$233,270	$331,209	$248,962	$304,168
Ratio to average net assets:
Net investment income	0.01%	0.83%	3.76%	4.65%	3.17%
Expenses (net of fees waived) (a)	0.26%	0.44%	0.45%	0.45%	0.45%
Management and administration fees waived	0.06%	0.03%	0.03%	0.03%	0.05%
Shareholder servicing fees waived	0.19%	0.03%	—	—	—
Transfer agency fees waived	0.01%	—	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations February 21, 2007 through March 31, 2007
: Investor Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.006	0.037	0.005
Net realized and unrealized gain (loss) on investments	—	—	—	—

Total from investment operations	0.000	0.006	0.037	0.005

Less distributions from:
Dividends from net investment income	0.000	(0.006)	(0.037)	(0.005)
Net realized gain on investment	—	—	—	—

Total distributions	0.000	(0.006)	(0.037)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.65%	3.73%	0.50%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$198,429	$212,706	$270,279	$134,911
Ratio to average net assets:
Net investment income	0.00%	0.68%	3.51%	4.62%	(c)
Expenses (net of fees waived) (b)	0.27%	0.55%	0.63%	0.63%	(c)
Management and administration fees waived	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.40%	0.15%	0.05%	0.05%	(c)
Transfer agency fees waived	0.03%	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

	Years Ended March 31,			Commencement of Operations November 2, 2006 through March 31, 2007
: Short Term Income Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.005	0.034	0.018
Net realized and unrealized gain (loss) on investments	—	—	—	—

Total from investment operations	0.000	0.005	0.034	0.018

Less distributions from:
Dividends from net investment income	0.000	(0.005)	(0.034)	(0.018)
Net realized gain on investment	—	—	—	—

Total distributions	0.000	(0.005)	(0.034)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.51%	3.46%	1.80%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$191,847	$188,138	$174,840	$22,663
Ratio to average net assets:
Net investment income	0.00%	0.54%	3.03%	4.32%	(c)
Expenses (net of fees waived) (b)	0.27%	0.70%	0.90%	0.90%	(c)
Management and administration fees waived	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.65%	0.26%	0.03%	0.03%	(c)
Transfer agency fees waived	0.03%	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations December 12, 2006 through March 31, 2007
: Retail Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.005	0.033	0.013
Net realized and unrealized gain (loss) on investments	—	—	—	—

Total from investment operations	0.000	0.005	0.033	0.013

Less distributions from:
Dividends from net investment income	0.000	(0.005)	(0.033)	(0.013)
Net realized gain on investment	—	—	—	—

Total distributions	0.000	(0.005)	(0.033)	(0.013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.46%	3.36%	1.28%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$23,249	$10,410	$20,976	$371
Ratio to average net assets:
Net investment income	0.00%	0.46%	1.90%	4.22%	(c)
Expenses (net of fees waived) (b)	0.25%	0.73%	0.99%	1.00%	(c)
Management and administration fees waived	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.87%	0.44%	0.14%	0.10%	(c)
Transfer agency fees waived	0.02%	—	—	0.03%	(c)
Expenses paid indirectly	—	0.00%	0.00%	0.00%	(c)

	Years Ended March 31,
: Pinnacle Shares	2010	2009	2008	2007	2006

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.010	0.041	0.049	0.034
Net realized and unrealized gain (loss) on investments	—	—	—	—	0.000

Total from investment operations	0.001	0.010	0.041	0.049	0.034

Less distributions from:
Dividends from net investment income	(0.001)	(0.010)	(0.041)	(0.049)	(0.034)
Net realized gain on investment	—	—	—	—	(0.000)

Total distributions	(0.001)	(0.010)	(0.041)	(0.049)	(0.034)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.07%	0.97%	4.18%	5.02%	3.48%

RATIO/SUPPLEMENTAL DATA
Net assets, end of year (000’s)	$44,349	$75,646	$70,632	$39,628	$28,505
Ratio to average net assets:
Net investment income	0.08%	0.92%	3.89%	4.93%	3.51%
Expenses (net of fees waived) (b)	0.21%	0.23%	0.20%	0.20%	0.20%
Management and administration fees waived	0.06%	0.03%	0.03%	0.03%	0.05%
Transfer agency fees waived	0.01%	—	—	—	—
Expenses paid indirectly	—	0.00%	0.00%	0.00%	0.00%

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Expense Chart For The Six Months Ended March 31, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional coasts, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.40	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.51	0.30%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.61	0.32%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.60	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.61	0.32%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (October 1, 2009 through March 31, 2010), multiplied by 182/365 (to reflect the most recent fiscal half-year).

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2010

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (10.08%) (1)
$63,000,000	Straight-A-Funding LLC	05/12/10	0.19%	$62,986,368
30,000,000	Straight-A-Funding LLC	06/02/10	0.20	29,989,667
30,000,000	Straight-A-Funding LLC	06/04/10	0.20	29,989,333

123,000,000	Total Asset Backed Commercial Paper			122,965,368

FLOATING RATE SECURITIES (15.39%)
$40,000,000	Federal Agricultural Mortgage Corporation	04/19/10	0.65%	$40,000,000
50,000,000	Federal Agricultural Mortgage Corporation	08/16/10	0.15	50,000,000
25,000,000	Federal Agricultural Mortgage Corporation	01/25/11	0.22	25,000,000
15,000,000	Federal Farm Credit Bank	04/23/10	0.02	14,999,801
25,000,000	Federal Home Loan Mortgage Corporation	09/03/10	0.16	25,007,893
2,810,117	Overseas Private Investment Corporation	07/20/10	0.52	2,810,117
30,000,000	Overseas Private Investment Corporation	12/15/19	0.16	30,000,000

187,810,117	Total Floating Rate Securities			187,817,811

LOAN PARTICIPATIONS (4.92%)
$25,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	04/19/10	0.35%	$25,000,000
15,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	05/12/10	0.33	15,000,000
20,000,000	Army & Air Force Exchange Service with JPMorgan Chase as agent	06/02/10	0.38	20,000,000

60,000,000	Total Loan Participations			60,000,000

REPURCHASE AGREEMENTS (35.65%)
$131,000,000	Banc of America Securities, LLC, purchased on 03/31/10, repurchase proceeds at maturity $131,000,036 (Collateralized by $148,600,391, GNMA, 4.500% to 5.000%, due 03/15/23 to 04/15/45, value $133,620,000)	04/01/10	0.01%	$131,000,000
5,000,000	Bank of New York Mellon, purchased on 03/31/10, repurchase proceeds at maturity $5,000,008 (Collateralized by $4,864,974, GNMA, 4.50%, due 03/20/25, value $5,100,001)	04/01/10	0.06	5,000,000
114,000,000	Bank of New York Mellon, purchased on 03/31/10, repurchase proceeds at maturity $114,000,507 (Collateralized by $215,895,698, FHLMC, 4.00% to 7.00%, due 03/01/11 to 04/01/39, value $26,802,178, FNMA, 4.00% to 7.50%, 05/01/11 to 03/01/40, value $89,355,892, GNMA, 5.00% to 6.50%, due 10/15/17 to 07/15/37, value $121,930)	04/01/10	0.16	114,000,000
135,000,000	JPMorgan Chase & Co., purchased on 03/31/10, repurchase proceeds at maturity $135,000,038 (Collateralized by $294,862,081, GNMA, 3.625% to 8.000%, due 01/20/24 to 11/20/39, value $137,700,436)	04/01/10	0.01	135,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2010 (Continued)

Face Amount		Maturity Date	Interest Rate	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)
$50,000,000	UBS Securities, LLC, purchased on 03/31/10, repurchase proceeds at maturity $50,000,014 (Collateralized by $49,795,000, FNMA, 5.00%, due 04/30/29, value $51,003,694)	04/01/10	0.01%	$50,000,000

435,000,000	Total Repurchase Agreements			435,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (21.33%)
$39,650,000	Federal Home Loan Bank	04/09/10	0.12%	$39,648,943
35,000,000	Federal Home Loan Bank	06/18/10	0.60	34,997,225
40,598,000	Federal Home Loan Bank	07/28/10	0.23	40,567,394
50,000,000	Federal Home Loan Mortgage Corporation	04/06/10	0.17	49,998,819
25,000,000	Federal Home Loan Mortgage Corporation	07/08/10	0.20	24,986,389
25,000,000	Federal Home Loan Mortgage Corporation	08/11/10	0.24	24,978,000
25,100,000	Federal National Mortgage Association	04/07/10	0.12	25,099,498
20,000,000	Federal National Mortgage Association	10/01/10	0.28	19,971,533

260,348,000	Total U.S. Government Agency Discount Notes			260,247,801

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (12.74%)
$21,500,000	Federal Agricultural Mortgage Corporation	04/14/10	0.41%	$21,504,545
20,000,000	Federal Home Loan Bank	06/25/10	0.54	20,001,054
41,500,000	Federal Home Loan Bank	12/30/10	0.39	41,503,104
22,300,000	Federal Home Loan Bank	01/20/11	0.37	22,386,865
50,000,000	Federal Home Loan Bank	02/25/11	0.45	49,990,959

155,300,000	Total U.S. Government Agency Medium Term Notes			155,386,527

	Total Investments (100.11%) (cost $1,221,417,507†)			1,221,417,507
	Liabilities in excess of cash and other assets (-0.11%)			(1,372,852)

	Net Assets (100.00%)			$1,220,044,655

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $122,965,368, which represented 10.08% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

KEY

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Schedule of Investments March 31, 2010 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$756,251,606	61.92%
31 through 60 Days	77,986,368	6.38
61 through 90 Days	159,985,172	13.10
91 through 120 Days	68,363,900	5.60
121 through 180 Days	24,978,000	2.04
Over 180 Days	133,852,461	10.96
Total	$1,221,417,507	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Statement of Assets and Liabilities March 31, 2010

: Assets
Investments in securities, at amortized cost (Note 1)	$786,417,507
Repurchase agreements	435,000,000
Accrued interest receivable	395,164
Prepaid expenses	33,479

Total assets	1,221,846,150

: Liabilities
Payable to affiliates (Note 2)	272,156
Due to Custodian	1,334,327
Accrued expenses	186,645
Dividends payable	8,367

Total liabilities	1,801,495

Net assets	$1,220,044,655

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$1,220,119,298
Undistributed net investment income	4,987
Accumulated net realized loss	(79,630)

Net assets	$1,220,044,655

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$90,506,126	90,514,878	$1.00
Institutional Service Shares	$73,382,675	73,389,771	$1.00
Retail Shares	$189,068,440	189,086,724	$1.00
Advantage Shares	$867,087,414	867,171,264	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Statement of Operations Year Ended March 31, 2010

: Investment Income
INCOME:
Interest	$6,268,055

EXPENSES: (NOTE 2)
Investment management fee	1,577,725
Administration fee	657,386
Shareholder servicing fee (Institutional Service Shares)	71,439
Shareholder servicing fee (Retail Shares)	512,011
Shareholder servicing fee (Advantage Shares)	2,445,005
Distribution fee (Retail Shares)	1,331,230
Distribution fee (Advantage Shares)	7,335,015
Custodian expenses	85,258
Shareholder servicing and related shareholder expenses†	239,330
Legal, compliance and filing fees	237,602
Audit and accounting	196,815
Trustees’ fees and expenses	113,088
Other expenses	278,854

Total expenses	15,080,758
Less: Fees waived (Note 2)	(9,122,233)

Net expenses	5,958,525

Net investment income	309,530

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	-0-

Increase in net assets from operations	$309,530

†	Includes class specific transfer agency expenses of $20,193, $5,304 and $102,226 for the Institutional, Institutional Service and Retail Shares respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Statements of Changes in Net Assets Years Ended March 31, 2010 and 2009

	2010	2009

: Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$309,530	$7,488,201
Net realized gain (loss) on investments	-0-	(12,623)

Increase in net assets from operations	309,530	7,475,578

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(162,903)	(130)
Institutional Service Shares	(1,382)	(3,481)
Retail Shares	(13,465)	(1,081,041)
Advantage Shares	(174,264)	(6,403,549)

Total dividends to shareholders	(352,014)	(7,488,201)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	-0-	-0-
Institutional Service Shares	-0-	-0-
Retail Shares	-0-	-0-
Advantage Shares	-0-	-0-

Total dividends to shareholders	-0-	-0-

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	90,514,878	(10,472)
Institutional Service Shares	(4,829,541)	(52,528)
Retail Shares	(19,838,463)	49,649,851
Advantage Shares	(103,201,028)	307,936,811
Net asset value of shares issued in connection with fund acquisition by Institutional Service Shares class (Note 6)	77,936,369	—

Total capital share transactions	40,582,215	357,523,662

Total increase/(decrease)	40,539,731	357,511,039

NET ASSETS:
Beginning of year	1,179,504,924	821,993,885

End of year	$1,220,044,655	$1,179,504,924

UNDISTRIBUTED NET INVESTMENT INCOME	$4,987	$42,484

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Financial Highlights

: Institutional Shares*	For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008	Commencement of Operations October 30, 2006 through March 31, 2007

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.012		0.045	0.009
Net realized and unrealized gain (loss) on investments	—		(0.000)		(0.000)	0.000

Total from investment operations	0.002		0.012		0.045	0.009

Less distributions from:
Dividends from net investment income	(0.002)		(0.012)		(0.045)	(0.009)
Net realized gain on investment	—		—		—	—

Total distributions	(0.002)		(0.012)		(0.045)	(0.009)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.17%	(a)	1.24%	(a)	4.54%	0.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$90,506		$-0-		$10	$10
Ratio to average net assets:
Net investment income	0.17%	(b)	1.76%	(b)	4.44%	5.10%	(b)
Expenses (net of fees waived)	0.25%	(b)	0.25%	(b)	0.21%	0.20%	(b)
Management and administration fees waived	0.02%	(b)	0.05%	(b)	0.09%	0.16%	(b)

*	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.

	Years Ended March 31,			Commencement of Operations March 19, 2007 through March 31, 2007
: Institutional Service Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.012	0.042	0.002
Net realized and unrealized gain (loss) on investments	—	(0.000)	(0.000)	0.000

Total from investment operations	0.001	0.012	0.042	0.002

Less distributions from:
Dividends from net investment income	(0.001)	(0.012)	(0.042)	(0.002)
Net realized gain on investment	—	—	—	—

Total distributions	(0.001)	(0.012)	(0.042)	(0.002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.09%	1.23%	4.31%	0.17%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$73,383	$283	$336	$10
Ratio to average net assets:
Net investment income	0.00%	1.35%	3.82%	4.85%	(b)
Expenses (net of fees waived)	0.30%	0.47%	0.45%	0.45%	(b)
Management and administration fees waived	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder Servicing fees waived	0.20%	—	—	—

(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations December 12, 2006 through March 31, 2007
: Retail Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.007	0.037	0.013
Net realized and unrealized gain (loss) on investments	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000	0.007	0.037	0.013

Less distributions from:
Dividends from net investment income	(0.000)	(0.007)	(0.037)	(0.013)
Net realized gain on investment	—	—	—	(0.000)

Total distributions	(0.000)	(0.007)	(0.037)	(0.013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	0.71%	3.73%	1.30%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$189,069	$208,912	$159,269	$57,051
Ratio to average net assets:
Net investment income	0.00%	0.60%	3.38%	4.29%	(b)
Expenses (net of fees waived)	0.48%	0.99%	1.00%	1.00%	(b)
Management and administration fees waived	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder Servicing & Distribution fees waived	0.70%	0.17%	0.13%	0.10%	(b)
Transfer Agency fees waived	0.00%	—	—	0.03%	(b)

	Years Ended March 31,			Commencement of Operations November 2, 2006 through March 31, 2007
: Advantage Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.007	0.036	0.018
Net realized and unrealized gain (loss) on investments	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000	0.007	0.036	0.018

Less distributions from:
Dividends from net investment income	(0.000)	(0.007)	(0.036)	(0.018)
Net realized gain on investment	—	—	—	(0.000)

Total distributions	(0.000)	(0.007)	(0.036)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.02%	0.70%	3.71%	1.77%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$867,087	$970,310	$662,379	$193,827
Ratio to average net assets:
Net investment income	0.01%	0.66%	3.37%	4.26%	(b)
Expenses (net of fees waived)	0.47%	0.99%	1.02%	1.02%	(b)
Management and administration fees waived	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder Servicing & Distribution fees waived	0.76%	0.21%	0.16%	0.16%	(b)

(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Expense Chart For The Six Months Ended March 31, 2010 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2009 through March 31, 2010.

:	Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

:	Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional coasts, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,001.10	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%

Short Term Income Shares Class Shares (“Short Term Income Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.34	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37	0.47%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$2.34	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.59	$2.37	0.47%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 10/01/09	Ending Account Value 3/31/2010	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.30	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.12	0.42%

*	Expenses are equal to the Portfolio’s annualized expense ratios multiplied by the average account value over the period (October 1, 2009 through March 31, 2010), multiplied by 182/365 (to reflect the most recent fiscal half-year).

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

PUT BONDS (2) (3.77%)
$5,000,000	Northside Independent School District (A Political Subdivision of the State of Texas Located Primarily in Bexar County, Texas) Unlimited Tax School Building Bonds, Series 2007A (4) LOC Texas Permanent School Fund	06/01/10	1.20%	$5,000,000
11,380,000	Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing Authority (Abbott Laboratories Project) – Series 1983A	03/01/11	0.95	11,380,000	P-1	A-1+

16,380,000	Total Put Bonds			16,380,000

TAX EXEMPT COMMERCIAL PAPER (7.28%)
$3,700,000	City of San Antonio, TX Water System – Series A	06/01/10	0.20%	$3,700,000	P-1	A-1+
4,950,000	Harris County, TX – Series C	04/07/10	0.24	4,950,000	P-1	A-1+
4,000,000	Hillsborough County Aviation Authority Airport Facilities Series B LOC Landesbank Baden – Wurttemberg	07/02/10	0.33	4,000,000	P-1
8,000,000	New Jersey EDA Exempt Facility RB (Keystone-1992 Project) (3) LOC BNP Paribas	06/02/10	0.28	8,000,000	VMIG-1	A-1+
5,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	05/06/10	0.23	5,000,000	P-1	A-1+
5,000,000	Regents of the University of Michigan RB - Series 2009B	04/06/10	0.15	5,000,000	P-1	A-1+
1,000,000	Sunshine State Governmental Financing Commission – Series L LOC Dexia CLF	05/13/10	0.26	1,000,000	P-1	A-1

31,650,000	Total Tax Exempt Commercial Paper			31,650,000

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (19.66%)
$5,000,000	Brown Deer School District, WI TRAPN (4)	10/28/10	1.05%	$5,012,801
2,500,000	City School District of the City of Canadaigua, Ontario County, NY BAN 2009 (4)	06/30/10	1.15	2,506,713
2,285,000	Concord Metropolitan District, Douglas County, CO GO Refunding & Improvement Bonds – Series 2004 LOC Wells Fargo Bank	12/01/10	1.75	2,285,000		A-1+
2,000,000	Cooperstown Central School District, Otsego County, NY BAN (4)	06/30/10	1.30	2,003,407
4,600,000	East Troy Community School District, WI TRAPN (4)	10/07/10	1.00	4,611,791

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT GENERAL OBLIGATION NOTES AND BONDS (CONTINUED)
$6,000,000	Eau Claire Area School District, WI TRAPN (4)	08/25/10	1.00%	$6,011,915
5,800,000	Enlarged City School District of City of Watertown, Jefferson County, NY BAN (4)	09/17/10	1.00	5,813,293
7,000,000	Germantown School District, WI TRAPN (4)	10/29/10	0.90	7,014,016
1,750,000	Glendale-River Hills School District, WI TRAN (4)	08/17/10	1.14	1,752,354
2,386,482	Guilderland Central School District, AL GO BAN for Vehicles – 2009 (4)	07/22/10	1.10	2,392,999
1,000,000	Lake Geneva Joint School District #1, WI TRAPN (4)	10/13/10	1.00	1,000,158
2,000,000	Lake Geneva-Genoa City Union High School District, WI TRAPN (4)	10/13/10	0.98	2,002,851
5,700,000	Mattituck – Cutchogue Union Free School District, Suffolk County NY TAN, 2009 (4)	06/25/10	1.00	5,709,865
2,400,000	Mequon – Thiensville School District, WI TRAN (4)	09/03/10	1.04	2,404,631
7,200,000	Middleton-Cross Plains Area School District, Dane County, WI TRAN (4)	09/17/10	0.99	7,216,803
3,000,000	Nicolet Unified High School District, WI TRAPN (4)	10/29/10	1.00	3,012,865
1,600,000	School District of Cambridge, WI TRAPN (4)	09/22/10	1.00	1,603,773
3,500,000	School District of Hartford Joint No. 1, WI TRAPN (4)	10/26/10	1.10	3,507,910
3,500,000	School District of Kewaskum, WI TRAN (4)	08/30/10	1.17	3,508,323
1,295,000	School District of Prescott, WI TRAPN (4)	09/23/10	1.15	1,297,143
750,000	School District of Somerset, WI TRAPN (4)	11/01/10	1.15	751,521
3,000,000	School District of Three Lakes, WI TRAN (4)	08/20/10	1.28	3,008,251
700,000	School District of Williams Bay, WI TRAN (4)	08/27/10	1.50	700,837
3,800,000	School District of Wisconsin Dells, WI TRAPN (4)	10/27/10	1.10	3,808,595
1,600,000	Valders Area School District, WI, TRAPN (4)	09/24/10	1.14	1,600,835
5,000,000	Waunakee Community School District, WI TRAPN (4)	10/22/10	1.05	5,012,416

85,366,482	Total Tax Exempt General Obligation Notes and Bonds			85,551,066

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (66.07%)
$1,955,000	Adams County, PA IDA IDRB (Say Plastics, Inc. Project) – Series 2007A LOC Wachovia Bank, N.A.	08/01/32	0.50%	$1,955,000	P-1	A-1+
5,700,000	BB & T Municipal Trust Floater Certificates – Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.43	5,700,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$475,000	Beaver County, PA IDA PCRB (First Energy Generation Corp.) – Series 2006B LOC Royal Bank of Scotland, N.A.	12/01/41	0.30%	$475,000	VMIG-1	A-1+
250,000	Brevard County, FL Industrial Development Refunding RB (Pivotal Utility Holdings, Inc. Project) – Series 2005 (3) LOC Wells Fargo Bank, N.A.	10/01/24	0.41	250,000	VMIG-1
750,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006 (3) LOC Citibank, N.A.	04/15/38	0.36	750,000		A-1+
1,740,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center LLC Project) – Series 2007 (3) (4) LOC Branch Banking And Trust Company	01/01/32	0.28	1,740,000
1,000,000	California Pollution Control Financing Authority Pollution Control Refunding RB (Pacific Gas and Electric Company) – 1996 Series C LOC JPMorgan Chase Bank, N.A.	11/01/26	0.30	1,000,000		A-1+
2,315,000	Citigroup Global Markets ROCs Trust II-R Series 12288, FL (Florida Full Faith & Credit Board of Education Public Education Capital Outlay Bonds – Series 2003B)	06/01/33	0.30	2,315,000		A-1+
3,785,000	Citigroup Global Markets ROCs Trust II-R Series 11208 Sabine Neches, TX HFC Single Family Mortgage RB Series 2006 (3) Guaranteed by Government National Mortgage Association/ Federal National Mortgage Association/Federal Home Loan Mortgage Corporation	12/01/39	0.36	3,785,000	VMIG-1
500,000	Citigroup Global Markets ROCs Trust II-R Series 402 Connecticut State HFA (Housing Mortgage Finance Program) 2003 – Series E-2 (3)	11/15/10	0.36	500,000	VMIG-1
400,000	City of Cohasset, MN RB (Minnesota Power & Light Company Project) – Series 1997A LOC LaSalle National Bank, N.A.	06/01/20	0.32	400,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999 LOC LaSalle National Bank, N.A.	07/01/24	0.30	1,500,000		A-1+
900,000	City of Irvine, CA Assessment District NO. 89-10 Improvement Bonds (Orange County, California) LOC Bayerische Hypo-Vereins Bank, A.G	09/02/15	0.27	900,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$5,065,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998 (3) (4) LOC U.S. Bank, N.A.	08/01/30	0.72%	$5,065,000
4,875,000	City of New York GO Fiscal 1995 F-3 LOC JPMorgan Chase Bank, N.A.	02/15/13	0.30	4,875,000	VMIG-1	A-1+
1,175,000	City of Shively, KY Industrial Building RB (New Millennium Development Company, LLC Project) – Series 2008 (4) LOC Branch Banking And Trust Company	05/01/28	0.46	1,175,000
650,000	City of Valdez, AK Marine Terminal RRB (BP Pipelines (Alaska) Inc. Project) – Series 2001 LOC BP Amoco PLC	07/01/37	0.30	650,000	VMIG-1	A-1+
4,600,000	City of Williamstown, KY RB (Kentucky League of Cities Fundings Trust Lease Program) – Series 08A (4) LOC U.S. Bank, N.A.	07/01/38	0.29	4,600,000
3,590,000	Colorado HFA Multifamily Housing RRB (Coventry Village Project) – 1996 Series B Collaterized by Federal National Mortgage Association	10/15/16	0.28	3,590,000		A-1+
2,375,000	Colorado HFA Multifamily Housing RRB (Diamondhead Project) – 1996 Series I Collaterized by Federal National Mortgage Association	10/15/16	0.28	2,375,000		A-1+
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003 (3) LOC Wachovia Bank, N.A.	08/01/38	0.37	3,000,000		A-1+
4,580,000	Community Development Authority of the City of South Milwaukee, WI MHRB (Marquette Manor, LLC Project) Series – 2001 (3) (4) LOC PNC Bank, N.A	01/01/31	0.99	4,580,000
5,190,000	Community Development Authority of the Village of Brown Deer, WI MHRB (Brown Deer Senior Housing, LLC Project) – Series 1999 (3) (4) LOC PNC Bank, N.A.	10/01/34	0.99	5,190,000
1,350,000	Community Development Authority of the Village of Saukville IDRB (Calibre, Inc. Project) – Series 2004 (4) LOC Bank of Montreal	09/01/29	0.52	1,350,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited) (Partnership Project) – Series 1993 (3) LOC Bank of Montreal	08/01/23	0.29	700,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,800,000	Connecticut State HEFA RB (The Hotchkiss School) – Series A	07/01/30	0.28%	$1,800,000	VMIG-1	A-1+
5,000,000	County of Allen, OH Adjustable Rate Hospital Facilities (Catholic Healthcare Partners) – Series 2008E LOC Wachovia Bank, N.A.	10/01/31	0.29	5,000,000	VMIG-1	A-1+
4,185,000	County of Douglas, NE IDRB (Phillips Manufacturing Project) – Series 2002 (3) LOC Wells Fargo Bank, N.A.	12/01/18	0.45	4,185,000		A-1+
1,635,000	County of Prince William, VA IDA IDRB (Mediatech, Inc. Project) – Series 2007 (3) LOC Branch Banking And Trust Company	11/01/32	0.36	1,635,000	VMIG-1
6,000,000	County of Warren, OH Health Care Facilities Improvement RB (Otterbein Homes Projects) – Series 1998B LOC U.S. Bank, N.A.	07/01/23	0.29	6,000,000		A-1+
5,000,000	Deutsche Bank SPEARs/LIFERs Trust, Series DBE-150 Relating to the IDA of the City of Chandler, AZ IDRB, Series 2007 (Intel Corporation Project) (3) (4) LOC Deutsche Bank, A.G	12/01/37	0.35	5,000,000
1,900,000	Development Authority of Carroll County, GA RB (Royal Metal Products, Inc Project) – Series 2007 (3) LOC Branch Bank & Trust Company	01/01/27	0.36	1,900,000	VMIG-1
11,030,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) –Series 2008 (3) Guaranteed by Federal National Mortgage Association	10/15/40	0.39	11,030,000		A-1+
1,380,000	Dutchess County, NY IDA (Marist College Civic Facilities) – Series 1998A LOC JPMorgan Chase Bank, N.A.	07/01/28	0.29	1,380,000		A-1+
2,000,000	Duval County HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003 (3) Guaranteed by Federal National Mortgage Association	11/15/36	0.32	2,000,000		A-1+
9,930,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (3) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.32	9,930,000		A-1+
1,200,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) – Series 2007B (3) LOC Branch Banking & Trust Company	07/01/17	0.33	1,200,000	P-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,750,000	Florida HFA MHRB (Springs Colony Project) – Series 1985 FF Collaterized by Federal National Mortgage Association	09/15/26	0.26%	$1,750,000		A-1+
1,800,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006 (3) LOC Branch Banking And Trust Company	07/01/26	0.46	1,800,000	P-1	A-1+
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.27	7,400,000		A-1+
3,000,000	Illinois Development Finance Authority MHRB (Butterfield Creek Associates Project) – Series 1999 (3) LOC LaSalle National Bank, N.A.	04/01/39	0.60	3,000,000		A-1
1,950,000	Illinois Finance Authority RB (Riverside Health System) – Series 2004 LOC JPMorgan Chase Bank, N.A.	11/15/29	0.35	1,950,000	VMIG-1	A-1+
1,000,000	Industrial Development Board of the Town of West Jefferson Solid Waste Disposal RB (Alabama Power Company Miller Plant Project) – Series 2008 (3)	12/01/38	0.36	1,000,000	VIMG1	A-1
1,000,000	Industrial Development Board of the Town of Wilsonville Solid Waste Disposal RB (Alabama Power Company Gaston Plant Project) – Series 2008 (3)	12/01/30	0.36	1,000,000	VMIG-1	A-1
3,700,000	Iowa Higher Education Loan Authority Private College Facility RB (University of Dubuque Project) – Series 2007 LOC Northern Trust Bank	04/01/35	0.32	3,700,000		A-1+
2,500,000	Iredell County, NC Industrial Facilities and PCFA (Riley Technologies Project) – Series 2006 (3) (4) LOC Branch Banking and Trust Company	11/01/31	0.46	2,500,000
1,200,000	Irvine Ranch Water District Sewer Bonds, Election 1988 (Orange County, CA) Series A for Improvement District No. 282 LOC Landesbank Hessen-Thuringen Girozentrale	11/15/13	0.25	1,200,000		A-1+
1,900,000	Irvine Ranch Water District Sewer Bonds, Election 1988 (Orange County, CA) Series A for Improvement District No. 284 LOC Landesbank Hessen-Thuringen Girozentrale	11/15/13	0.25	1,900,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$1,255,000	Jeffersontown, KY (Kentucky League of Cities Funding Trust Lease Program RB) – Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.32%	$1,255,000	VMIG-1
4,725,000	JPMorgan Securities, Inc. Puttable Tax-Exempt Receipts Series 2054 Relating to the City of Chicago MHRB (Drexel Preservation Project) – Series 2007 (3) Guaranteed by Federal Housing Authority/Government National Mortgage Association	12/20/39	0.44	4,725,000	VMIG-1
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995 (3) LOC Bank of Nova Scotia	11/01/25	0.32	1,700,000		A-1+
4,000,000	Long Island Power Authority Electric System Subordinated RB Series 1, 2, 3, Subseries 3B LOC Westdeutche Landesbank AG	05/01/33	0.29	4,000,000	VMIG-1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C	02/15/38	0.23	600,000	VMIG-1	A-1+
406,000	Marion County, FL IDA MHRB (Chambrel at Pinecastle Project) – Series 2002 Guaranteed by Federal National Mortgage Association	11/15/32	0.30	406,000		A-1+
1,900,000	Metropolitan Transportation Authority Dedicated Fund Tax RB Series 2008 Subseries 2008 B-1 LOC Bank of Nova Scotia	11/01/34	0.25	1,900,000		A-1+
500,000	Metropolitan Transportation Authority, Transportation Revenue Variable Rate Bonds, Series 2005G-2 LOC BNP Paribas	11/01/26	0.36	500,000	VMIG-1	A-1+
6,680,000	Miami-Dade County IDA IDRB (Airbus Service Company, Inc. Project) – Series 1998A (3) LOC Calyon	04/01/30	0.42	6,680,000		A-1+
4,785,000	Michigan Strategic Fund Limited Obligation RB (Halsbeck Pickle Company Project) – Series 2007 LOC Federal Home Loan Bank	03/01/37	0.29	4,785,000	VMIG-1
1,260,000	Michigan Strategic Fund Variable Rate Demand Limited Obligation RB (Midbrook Products, Inc. Project) – Series 1994 (3) (4) LOC PNC Bank, N.A.	10/01/14	0.82	1,260,000
405,000	Mississippi Home Corporation Single Family Mortgage RB Wachovia Merlots Trust Series 2000YYY (3) Guaranteed by Government National Mortgage Association	12/01/31	0.47	405,000	VMIG-1

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007 (3) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.43%	$3,450,000		A-1+
5,545,000	Nevada Housing Division Multi-Unit Housing RB (Help Owens 2 Apartments) – Series 2007 (3) LOC Citibank, N.A.	10/01/42	0.43	5,545,000		A-1+
2,045,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A (3) LOC Federal Home Loan Bank	10/01/30	0.43	2,045,000		A-1+
2,900,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) – Series 2006 LOC National Bank of Canada	04/01/26	0.42	2,900,000		A-1
1,200,000	New Jersey EDA Pollution Control RRB (Exxon Projects) Series – 1989	04/01/22	0.22	1,200,000	P-1	A-1+
1,600,000	New Jersey EDA RB (Stolthaven Perth Amboy Inc. Project) – Series 1998A LOC Citibank, N.A.	01/15/18	0.27	1,600,000	P-1	A-1+
2,000,000	New Jersey Health Care Facilities Financing Authority RB (AHS Hospital Corp. Issue) – Series 2008B LOC Bank of America, N.A.	07/01/36	0.26	2,000,000	VMIG-1	A-1+
700,000	New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care System Issue) – Series 2001A LOC JPMorgan Chase Bank, N.A.	07/01/31	0.27	700,000	VMIG-1	A-1+
3,500,000	New York City HDC Multi-Family Rental Housing RB (100 Jane Street Development) – Series A (3) Collateralized by Federal National Mortgage Association	09/15/28	0.32	3,500,000		A-1+
12,000,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995B LOC Bank of Nova Scotia	04/01/25	0.29	12,000,000	VMIG-1	A-1+
200,000	New York Local Government Assistance Corporation (A Public Benefit Corporation of the State of New York) – Series 1995G LOC Bank of Nova Scotia	04/01/25	0.27	200,000	VMIG-1	A-1
4,600,000	Ohio Water Development Authority, State of Ohio PCRB (FirstEnergy Nuclear Generation Corp. Project) – Series 2008A (3) LOC Bank of Nova Scotia	11/01/33	0.36	4,600,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$100,000	Orange County, FL Educational Facilities Authority RB (Rollins College Project) – Series 2001 LOC Bank of America, N.A.	05/01/31	0.31%	$100,000	VMIG-1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E Guaranteed by Federal National Mortgage Association	06/01/25	0.29	1,000,000		A-1+
1,200,000	Orange County, FL HFA MHRB (Windsor Pines Project) – Series 2000E (3) LOC Bank of America, N.A.	03/01/35	0.36	1,200,000	VMIG-1
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995 LOC Northern Trust Bank	05/01/25	0.34	3,500,000		A-1+
1,200,000	Parish of East Baton Rouge, LA Pollution Control Revenue Refunding Bonds (Exxon Project) – Series 1989	11/01/19	0.24	1,200,000	P-1	A-1+
500,000	Parish of Plaquemines, LA Environmental RB (BP Exploration & Oil Inc. Project – The British Petroleum Company p.l.c, Guarantor) – Series 1994 (3) LOC BP Amoco PLC	10/01/24	0.34	500,000	P-1	A-1+
2,000,000	Pennsylvania EDFA (National Railroad Passenger Corporation Amtrak Project) – Series B of 2001 (3) LOC JPMorgan Chase Bank, N.A.	11/01/41	0.33	2,000,000	VMIG-1	A-1+
2,400,000	Pennsylvania EDFA EDRB 2005 Series B-2 (Joseph R & Nancy L DelSignore Project) (3) LOC PNC Bank, N.A.	08/01/30	0.36	2,400,000	P-1	A-1+
1,200,000	Pennsylvania EDFA EDRB 2005 Series B-3 (North America Communications, Inc. Project) (3) LOC PNC Bank, N.A.	08/01/12	0.49	1,200,000	P-1	A-1+
100,000	Philadelphia Authority for IDRB (Girard Estate Aramark Tower Acquisition Project) – Series 2002 LOC JPMorgan Chase Bank, N.A.	06/01/32	0.29	100,000		A-1+
1,000,000	Port Authority of New York and New Jersey Versatile Structure Obligation – Series 3	06/01/20	0.35	1,000,000	VMIG-1	A-1+
1,975,000	Port Bellingham, WA IDC Environmental Facilities Industrial RB (BP West Coast Products LLC Project) – Series 2003 (3)	03/01/38	0.34	1,975,000	VMIG-1	A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$795,000	Redevelopment Authority of the City of Milwaukee, WI RB (Palmolive Building Project) – Series A (3) (4) LOC JPMorgan Chase Bank, N.A	12/01/16	0.99%	$795,000
3,500,000	Riesel, TX IDC Solid Waste Disposal RB (Sandy Creek Energy Associates, LP Project) – Series 2007 (3) LOC Credit Suisse	10/01/42	0.36	3,500,000		A-1+
1,400,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Eden Custom Processing, LLC Project) Series 2004 (3) (4) LOC Branch Banking And Trust Company	01/01/17	0.36	1,400,000
1,375,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003 (3) (4) LOC Branch Banking And Trust Company	03/01/15	0.36	1,375,000
560,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2001 (3) (4) LOC JPMorgan Chase Bank, N.A.	01/01/12	0.36	560,000
1,440,000	Sampson County, NC Industrial Facilities and PCFA IRB (DuBose Strapping, Inc. Project) Series 2003 (3) (4) LOC JPMorgan Chase Bank, N.A	01/01/14	0.36	1,440,000
1,000,000	Sarasota County, FL Continuing Care Retirement Community RRB (The Glenridge on Palmer Ranch, Inc. Project) – Series 2006 LOC Bank of Scotland	06/01/36	0.39	1,000,000	VMIG-1
3,665,000	South Carolina Jobs EDA EDRB (DCS Diversified Coating Systems, Inc Project) – Series 2002 (3) LOC Branch Banking And Trust Company	04/01/17	0.36	3,665,000	VMIG-1
300,000	State of Connecticut HEFA RB (Saint Francis Hospital and Medical Center Issue) – Series F LOC JPMorgan Chase, N.A.	07/01/47	0.30	300,000	VMIG-1
3,070,000	State of Connecticut HEFA RB (Danbury Hospital Issue) – Series J LOC Wachovia Bank, N.A.	07/01/36	0.25	3,070,000		A-1+
1,900,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B LOC Bank of America, N.A.	07/01/37	0.30	1,900,000		A-1+
1,805,000	State of Connecticut HEFA RB (Mulberry Gardens Issue) – Series E LOC Bank of America, N.A.	07/01/36	0.45	1,805,000		A-1+

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1	07/01/33	0.25%	$500,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.29	2,000,000	VMIG-1	A-1+
2,000,000	State of Connecticut HEFA RB (Yale-New Haven Hospital Issue) – Series L-1 LOC Bank of America, N.A.	07/01/36	0.29	2,000,000	VMIG-1	A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.35	800,000	VMIG-1
1,000,000	The City of New York Fiscal 2004 Series A-3 LOC BNP Paribas	08/01/31	0.25	1,000,000	VMIG-1	A-1+
300,000	The City of New York Fiscal 2004 Series H-7 LOC KBC Bank, N.A.	03/01/34	0.29	300,000	VMIG-1	A-1
8,640,000	The Economic Development Corporation of the City of Lapeer Development RB (H & H Tool, Inc. Project) – Series 2007 Guaranteed by Federal Home Loan Bank	01/01/37	0.29	8,640,000	VMIG-1
1,935,000	The Industrial Development Board of the City of Florence IRB (Nichols Wire, Inc. Project) – Series 1999A LOC Bank of America, N.A.	11/01/14	0.30	1,935,000		A-1
1,300,000	The Washington Economic Development Finance Authority RB (Mercer Island Partner Associate, LLC Project) - Series 1997D (3) LOC U.S. Bank, N.A.	06/01/27	0.45	1,300,000		A-1+
1,000,000	Town of Wood River, WI IDRB (Burnett Dairy Cooperative Project) – Series 2001A (3) LOC U.S. Bank, N.A.	07/01/16	0.50	1,000,000		A-1+
3,100,000	Turlock Irrigation District, CA COP (Capital Improvements and Refunding Project) – 2001 Series A LOC Societe Generale	01/01/31	0.27	3,100,000		A-1+
1,800,000	Union County, NJ PCFA Pollution Control Revenue Refunding Bonds (Exxon Project) – Series 1989	10/01/24	0.22	1,800,000	P-1	A-1+
265,000	University of North Carolina at Chapel Hill RB – Series 2001 B	12/01/25	0.25	265,000	VMIG-1	A-1+
1,280,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) – Series 2003-A (3) (4) LOC LaSalle National Bank, N.A.	06/01/25	0.38	1,280,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

					Ratings (1)
Face Amount		Maturity Date	Interest Rate	Value (Note 1)	Moody’s	Standard & Poor’s

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (5) (CONTINUED)
$3,870,000	Upper Illinois River Valley Development Authority IDRB (Georgi Holdings, LLC Project) – Series 2002 (3) (4) LOC U.S. Bank, N.A.	12/01/37	0.72%	$3,870,000
4,450,000	Volusia County, FL IDA IDRB (Intellitech Project) – Series 2007A (3) LOC LaSalle National Bank, N.A.	10/01/37	0.45	4,450,000		A-1
2,800,000	Washington State HFC MHRB (The Seasons Apartment Project) – Series 2006 (3) Collateralized by Federal National Mortgage Association	12/15/40	0.35	2,800,000	VMIG-1
1,900,000	West Des Moines, IA RB (Woodgrain Millwork, Inc Project) – Series 1995 (3) LOC Wells Fargo Bank, N.A.	04/01/10	0.52	1,900,000	P-1	A-1+
5,000,000	West Virginia EDA Solid Waste Disposal Facilities RB (Appalachian Power Company – Mountaineer Project) – Series 2008B (3) LOC JPMorgan Chase Bank, N.A.	02/01/36	0.40	5,000,000	VMIG-1	A-1+
700,000	Will County, IL Exempt Facility IRB (BP Amoco Chemical Company Project) – Series 2002 (3)	07/01/32	0.34	700,000	VMIG-1	A-1+
1,200,000	Wisconsin HEFA RB (Indian Community School of Milwaukee, Inc. Project) – Series 2006 LOC JPMorgan Chase Bank, N.A.	12/01/36	0.30	1,200,000	VMIG-1

287,461,000	Total Tax Exempt Variable Rate Demand Instruments			287,461,000

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS – PRIVATE PLACEMENTS (5) (0.27%)
$1,184,400	West Jordan, UT IDRB (The Lynn Partnership Nursing Home Project) – Series 1985 LOC Bank of America, N.A.	07/01/15	2.11%	$1,184,400	P-1	A-1+

1,184,400	Tax Exempt Variable Rate Demand Instruments – Private Placements			1,184,400

	Total Investments (97.05%) (cost $422,226,466†)			422,226,466
	Cash and Other Assets, net of Liabilities (2.95%)			12,838,747

	Net Assets (100.00%)			$435,065,213

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

FOOTNOTES

(1)	Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(2)	The maturity date indicated for the put bonds is the next put date.

(3)	Security subject to alternative minimum tax.

(4)	Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(5)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY

BAN	= Bond Anticipation Note	IRB	= Industrial Revenue Bond
COPs	= Certificate of Participation	LIFERs	= Long Inverse Floating Exempt Receipts
EDA	= Economic Development Authority	LOC	= Letter of Credit
EDFA	= Economic Development Finance Authority	MHRB	= Multi-Family Housing Revenue Bond
EDRB	= Economic Development Revenue Bond	PCFA	= Pollution Control Finance Authority
GO	= General Obligation	PCRB	= Pollution Control Revenue Bond
HDC	= Housing Development Corporation	RB	= Revenue Bond
HEFA	= Health and Education Facilities Authority	ROC	= Reset Option Certificates
HFA	= Housing Finance Authority	RRB	= Revenue Refunding Bonds
HFC	= Housing Finance Commission	SPEARs	= Short Puttable Exempt Receipts
IDA	= Industrial Development Authority	TAN	= Tax Anticipation Note
IDC	= Industrial Development Corporation	TRAPN	= Tax and Revenue Anticipation Promissory Note
IDRB	= Industrial Development Revenue Bond	TRAN	= Tax and Revenue Anticipation Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$298,595,400	70.72%
31 through 60 Days	6,000,000	1.42
61 through 90 Days	22,409,865	5.31
91 through 120 Days	10,903,120	2.58
121 through 180 Days	34,918,157	8.27
Over 180 Days	49,399,924	11.70
Total	$422,226,466	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Schedule of Investments March 31, 2010 (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE (Unaudited)

States	Value	% of Portfolio
Alabama	$3,935,000	0.93%
Alaska	650,000	0.15
Arizona	5,000,000	1.18
California	8,100,000	1.92
Colorado	11,250,000	2.66
Connecticut	14,575,000	3.45
Florida	31,601,000	7.48
Georgia	20,330,000	4.82
Illinois	17,025,000	4.03
Iowa	5,600,000	1.33
Kentucky	13,830,000	3.28
Louisiana	3,440,000	0.81
Michigan	19,685,000	4.66
Minnesota	400,000	0.10
Mississippi	405,000	0.10
Nebraska	4,185,000	0.99
Nevada	11,040,000	2.61
New Jersey	19,200,000	4.55
New York	48,081,278	11.39
North Carolina	7,540,000	1.79
Ohio	15,600,000	3.69
Pennsylvania	8,130,000	1.93
Puerto Rico	11,380,000	2.70
South Carolina	3,665,000	0.87
Texas	20,935,000	4.96
Utah	1,184,400	0.28
Virginia	4,735,000	1.12
Washington	6,075,000	1.44
West Virginia	5,000,000	1.18
Wisconsin	84,019,788	19.90
Other Territories	15,630,000	3.70
Total	$422,226,466	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Statement of Assets and Liabilities March 31, 2010

: Assets
Investments in securities, at amortized cost (Note 1)	$422,226,466
Cash	12,276,864
Accrued interest receivable	795,214
Prepaid Expenses	21,253

Total assets	435,319,797

: Liabilities
Payable to affiliates (Note 2)	105,305
Accrued expenses	144,807
Dividends payable	4,472

Total liabilities	254,584

Net assets	$435,065,213

: Source of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$435,063,839
Accumulated net realized gain	1,374

Net assets	$435,065,213

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Assets Value
Institutional Shares	$25,343,763	25,356,445	$1.00
Short Term Income Shares	$45,067,789	45,090,342	$1.00
Retail Shares	$152,581,971	152,658,329	$1.00
Advantage Shares	$212,071,690	212,177,817	$1.00

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Statement of Operations Year Ended March 31, 2010

: Investment Income
INCOME:
Interest	$2,874,206

EXPENSES: (NOTE 2)
Investment management fee	546,182
Administration fee	227,576
Shareholder servicing fee (Institutional Service Shares)	484
Shareholder servicing fee (Short Term Income Shares)	132,555
Shareholder servicing fee (Retail Shares)	443,636
Shareholder servicing fee (Advantage Shares)	544,002
Distribution fee (Short Term Income Shares)	238,599
Distribution fee (Retail Shares)	1,153,453
Distribution fee (Advantage Shares)	1,632,005
Custodian expenses	29,098
Shareholder servicing and related shareholder expenses†	203,099
Legal, compliance and filing fees	204,995
Audit and accounting	148,622
Trustees’ fees and expenses	44,212
Other expenses	89,431

Total expenses	5,637,949
Less: Fees waived (Note 2)	(2,955,752)

Net expenses	2,682,197

Net investment income	192,009

: Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,374

Increase in net assets from operations	$193,383

†	Includes class specific transfer agency expenses of $1,376, $31, $26,815 and $91,911 for the Institutional, Institutional Service, Short Term Income and Retail Shares respectively.

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Statement of Changes in Net Assets Year Ended March 31, 2010 and 2009

	2010	2009

: Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$192,009	$5,257,415
Net realized gain (loss) on investments	1,374	26,580

Increase in net assets from operations	193,383	5,283,995

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Institutional Shares	(23,118)	(76,735)
Institutional Service Shares	(503)	(3,430)
Short Term Income Shares	(33,851)	(1,100,222)
Retail Shares	(61,892)	(1,869,045)
Advantage Shares	(149,546)	(2,207,983)

Total dividends to shareholders	(268,910)	(5,257,415)

DIVIDENDS TO SHAREHOLDERS FROM REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(159)	-0-
Institutional Service Shares	(10)	-0-
Short Term Income Shares	(2,161)	-0-
Retail Shares	(6,370)	-0-
Advantage Shares	(7,379)	-0-

Total dividends to shareholders	(16,079)	-0-

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	21,294,136	204,579
Institutional Service Shares	(248,566)	138,155
Short Term Income Shares	(15,835,830)	(32,321,570)
Retail Shares	865,976	(19,177,448)
Advantage Shares	25,677,340	(35,437,062)

Total capital share transactions	31,753,056	(86,593,346)

Total increase/(decrease)	31,661,450	(86,566,766)

NET ASSETS:
Beginning of year	403,403,763	489,970,529

End of year	$435,065,213	$403,403,763

UNDISTRIBUTED NET INVESTMENT INCOME	$-0-	$76,901

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Financial Highlights

	Years Ended March 31,			Commencement of Operations October 30, 2006 through March 31, 2007
: Institutional Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.004	0.019	0.033	0.006
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	—

Total from investment operations	0.004	0.019	0.033	0.006

Less distributions from:
Dividends from net investment income	(0.004)	(0.019)	(0.033)	(0.006)
Net realized gain on investment	(0.000)	—	(0.000)	—

Total distributions	(0.004)	(0.019)	(0.033)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.42%	1.96%	3.35%	0.60%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$25,344	$4,061	$3,856	$10
Ratio to average net assets:
Net investment income	0.27%	1.93%	2.87%	3.44%	(c)
Expenses (net of fees waived) (b)	0.25%	0.23%	0.20%	0.20%	(c)
Management and administration fees waived	0.07%	0.10%	0.13%	0.16%	(c)
Expenses paid indirectly	—	0.00%	0.00%	—

	For the period April 1, 2009 through December 21, 2009		Years Ended March 31,		Commencement of Operations March 19, 2007 through March 31, 2007
: Institutional Service Shares			2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.017	0.030	0.001
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	—

Total from investment operations	0.002		0.017	0.030	0.001

Less distributions from:
Dividends from net investment income	(0.002)		(0.017)	(0.030)	(0.001)
Net realized gain on investment	(0.000)		—	(0.000)	—

Total distributions	(0.002)		(0.017)	(0.030)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.18%	(a)	1.70%	3.09%	0.12%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$-0-		$249	$110	$10
Ratio to average net assets:
Net investment income	0.26%	(c)	1.69%	2.81%	3.25%	(c)
Expenses (net of fees waived) (b)	0.50%	(c)	0.48%	0.45%	0.42%	(c)
Management and administration fees waived	0.07%	(c)	0.10%	0.13%	0.16%	(c)
Transfer Agency Account fees waived	—		—	0.01%	—
Shareholder Servicing and Distribution fees waived	0.00%	(c)	0.00%	0.00%	0.00%
Expenses paid indirectly	—		0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations February 20, 2007 through March 31, 2007
: Short Term Income Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.014	0.027	0.003
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	—

Total from investment operations	0.001	0.014	0.027	0.003

Less distributions from:
Dividends from net investment income	(0.001)	(0.014)	(0.027)	(0.003)
Net realized gain on investment	(0.000)	—	(0.000)	—

Total distributions	(0.001)	(0.014)	(0.027)	(0.003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.06%	1.39%	2.78%	0.29%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$45,068	$60,907	$93,233	$57,915
Ratio to average net assets:
Net investment income	0.05%	1.41%	2.74%	2.89%	(c)
Expenses (net of fees waived) (b)	0.61%	0.78%	0.76%	0.76%	(c)
Management and administration fees waived	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	0.37%	0.17%	0.17%	0.17%	(c)
Expenses paid indirectly	—	0.00%	0.00%	—

	Years Ended March 31,			Commencement of Operations December 8, 2006 through March 31, 2007
: Retail Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.011	0.025	0.008
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	—

Total from investment operations	0.000	0.011	0.025	0.008

Less distributions from:
Dividends from net investment income	(0.000)	(0.011)	(0.025)	(0.008)
Net realized gain on investment	(0.000)	—	(0.000)	—

Total distributions	(0.000)	(0.011)	(0.025)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.04%	1.15%	2.54%	0.84%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$152,582	$151,745	$170,909	$41,817
Ratio to average net assets:
Net investment income	0.02%	1.13%	2.38%	2.65%	(c)
Expenses (net of fees waived) (b)	0.61%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	0.56%	0.13%	0.13%	0.10%	(c)
Transfer Agency fees waived	0.01%	—	—	0.03%	(c)
Expenses paid indirectly	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio Financial Highlights (Continued)

	Years Ended March 31,			Commencement of Operations November 2, 2007 through March 31, 2007
: Advantage Shares	2010	2009	2008

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.011	0.025	0.011
Net realized and unrealized gain (loss) on investments	0.000	(0.000)	0.000	—

Total from investment operations	0.001	0.011	0.025	0.011

Less distributions from:
Dividends from net investment income	(0.001)	(0.011)	(0.025)	(0.011)
Net realized gain on investment	(0.000)	—	(0.000)	—

Total distributions	(0.001)	(0.011)	(0.025)	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.08%	1.12%	2.52%	1.09%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$212,071	$186,442	$221,862	$136,546
Ratio to average net assets:
Net investment income	0.05%	1.12%	2.41%	2.65%	(c)
Expenses (net of fees waived) (b)	0.57%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	0.66%	0.16%	0.16%	0.16%	(c)
Expenses paid indirectly	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

[This Page Intentionally Left Blank.]

Daily Income Fund Notes to the Financial Statements

1: Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as “Portfolio”). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the portfolios will achieve their objectives. Each portfolio has five core classes of stock authorized: Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. In addition to the core classes the Money Market Portfolio includes the Pinnacle, Advantage and Xpress shares, the U.S. Treasury Portfolio includes the Pinnacle shares, the U.S. Government and Municipal Portfolios include the Advantage shares. Commencement of operations for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	March 19, 2007
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A
Short Term Income shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006
Pinnacle shares	July 29, 1999	July 29, 1999	Not Offered (“N/O”)	N/O
Advantage shares	November 1, 2006	N/O	November 2, 2006	November 2, 2006
Xpress shares	June 20, 2007	N/O	N/O	N/O

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies as follows:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and tax exempt income to its shareholders. Therefore, no provision for federal income taxes is required in the financial statements.

Daily Income Fund Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

Consistent with the provisions of GAAP, management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended March 31, 2010, the Fund did not have liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the year ended March 31, 2010, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Daily Income Fund Notes to the Financial Statements (Continued)

1: Summary of Accounting Policies (Continued)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at March 31, 2010, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2: Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of .12% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Short Term Income Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Pinnacle Shares	-0-	-0-
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

As of March 31, 2010, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees/Manager	$453,256	$129,490	$129,294	$46,993
Administration fees/Manager	288,856	14,028	133,873	19,581
Shareholder servicing fees/Distributor	3,106	-0-	2,648	29,232
Transfer agency fees/TA	75,728	-0-	6,341	9,499

Total	$820,946	$143,518	$272,156	$105,305

For the year ended March 31, 2010, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$112,954	$-0-	$129,265
Administration fees	406,367	585,078	234,074	195,586
Shareholder servicing fees – Institutional Service shares	254,392	433,566	55,817	8
Shareholder servicing fees – Investor shares	274,616	428,084	N/A	N/A
Shareholder servicing fees – Short Term Income shares	288,375	372,926	N/A	15,254
Shareholder servicing fees – Retail shares	1,202,456	33,003	242,446	68,457
Shareholder servicing fees – Advantage shares	1,666,587	N/O	839,920	67,658
Shareholder servicing fees – Xpress shares	233,053	N/O	N/O	N/O
Distribution fees – Investor shares	441,813	428,806	N/A	N/A
Distribution fees – Short Term Income shares	1,015,662	846,645	N/A	180,124
Distribution fees – Retail shares	6,542,434	98,996	1,188,169	929,743
Distribution fees – Advantage shares	10,583,743	N/O	6,556,490	1,360,160
Distribution fees – Xpress shares	1,785,658	N/O	N/O	N/O
Transfer agency fees – Institutional shares	54,361	57,169	-0-	-0-
Transfer agency fees – Institutional Service shares	-0-	27,232	-0-	-0-
Transfer agency fees – Investor shares	-0-	69,446	N/A	N/A
Transfer agency fees – Short Term Income shares	-0-	59,399	N/A	-0-
Transfer agency fees – Retail shares	-0-	3,777	5,317	9,497
Transfer agency fees – Pinnacle shares	19,507	5,945	N/O	N/O

Total	$24,769,024	$3,563,026	$9,122,233	$2,955,752

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement”). The Fund’s investment manager and distributor have further agreed that they will not modify or terminate these fee waiver arrangements through July 31, 2010, without prior approval of the Fund’s Board of Trustees.

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	0.25%	0.25%	0.25%	0.25%
Institutional Service shares	0.50%	0.50%	0.50%	0.50%
Investor shares	0.70%	0.68%	N/A	N/A
Short Term Income shares	0.99%	0.95%	N/A	0.81%
Retail shares	1.05%	1.05%	1.05%	1.05%
Pinnacle shares	0.25%	0.25%	N/O	N/O

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

In light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap Arrangement in an effort to maintain certain net yields. In the event that the Manager and/or Distributor waive fees and/or reimburse expenses either as a result of the Expense Cap Arrangement or in an effort to maintain certain net yields, the Fund’s Board of Trustees has agreed that the Manager and Distributor may be reimbursed, on a class by class basis, for such fee reductions and/or expense payments. In carrying out this reimbursement to the Manager and/or Distributor, the annualized expense ratio as of any day in the fiscal year shall not exceed the rates set forth in the Expense Cap Arrangement. The Manager and Distributor may not recover fee reductions and/or expense payments with respect to a class more than 2 years after the end of the fiscal year in which the fee was reduced or expense borne. The Manager and Distributor have determined and the Fund’s Board of Trustees have approved that the fee waivers eligible for reimbursement are those occurring after January 31, 2009. The fee waivers that are eligible for reimbursement are calculated and reported as of each fiscal year end.

The following fees may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2011:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$154,938	$-0-	$-0-	$79,990
Administration fees	387,345	102,733	97,789	33,329
Shareholder servicing fees – Institutional Service shares	3,254	304	-0-	-0-
Shareholder servicing fees – Investor shares	-0-	2,514	N/A	N/A
Shareholder servicing fees – Short Term Income shares	-0-	1,757	N/A	-0-
Shareholder servicing fees – Retail shares	-0-	3,020	-0-	-0-
Distribution fees – Investor shares	21,651	65,759	N/A	N/A
Distribution fees – Short Term Income shares	12,510	109,482	N/A	17,843
Distribution fees – Retail shares	318,785	11,764	81,832	32,746

Total	$898,483	$297,333	$179,621	$163,908

For the fiscal year ended March 31, 2010 the following fees waived may be reimbursed to the Manager and Distributor at a later date and their right to receive expense reimbursements for these amounts expire on March 31, 2012:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$112,954	$-0-	$129,265
Administration fees	406,367	585,078	234,074	195,586
Shareholder servicing fees – Institutional Service shares	254,392	433,566	55,817	8
Shareholder servicing fees – Investor shares	274,616	428,084	N/A	N/A
Shareholder servicing fees – Short Term Income shares	288,375	372,926	N/A	15,254
Shareholder servicing fees – Retail shares	1,202,456	33,003	242,446	68,457
Distribution fees – Investor shares	441,813	428,806	N/A	N/A
Distribution fees – Short Term Income shares	1,015,662	846,645	N/A	180,124
Distribution fees – Retail shares	6,542,434	98,996	1,188,169	929,743

Total	$10,426,115	$3,340,058	$1,720,506	$1,518,437

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Daily Income Fund Notes to the Financial Statements (Continued)

2: Investment Management Fees and Other Transactions with Affiliates (Continued)

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the year ended March 31, 2010 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%
Institutional shares	$53,009	0.01%	$48,479	0.01%	$20,677	0.02%	$1,377	0.02%
Institutional Service shares	55,500	0.02%	18,380	0.01%	5,742	0.02%	40	0.02%
Investor shares	146,587	0.05%	38,120	0.02%	N/A		N/A
Short Term Income shares	157,346	*	34,811	0.02%	N/A		26,520	0.05%
Retail shares	600,228	0.05%	3,841	0.03%	97,085	0.05%	79,230	0.04%
Pinnacle shares	19,560	0.01%	5,379	0.01%	N/O		N/O

Total	$1,032,230		$149,010		$123,504		$107,167

*	Charged per account

The Delafield Fund, Inc., which was an affiliated fund, until September 27, 2009, invested its excess cash in accordance with Rule 12d-1 of the 1940 Act into the Daily Income Fund – Money Market Portfolio – Institutional Class Shares. On September 27, 2009, the Delafield Fund merged into an unaffiliated fund. Natixis Global Asset Management, LP (“NGAM LP”), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund – Money Market Portfolio – Institutional shares. For the year ended March 31, 2010, NGAM LP has invested an average of $289,383,353 and as of March 31, 2010 has an investment of $21,112,169. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invest their excess cash in Daily Income Fund that are not material to that entity.

As of March 31, 2010, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

3: Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended March 31, 2010, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Purchases	$44,995,000	$-0-	$-0-	$257,375,000
Sales	$74,300,000	-0-	-0-	$180,205,000
Gains/(losses)	-0-	-0-	-0-	-0-

Daily Income Fund Notes to the Financial Statements (Continued)

4: Compensating Balance Arrangement and Other Transactions

The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). To compensate the Bank for such activity the Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds as a compensating balance in the account so the Bank or the Portfolios can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government Portfolios the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, are offset against the Portfolio’s safekeeping fees which are included in the Statement of Operations under the caption custodian expenses.

5: Transactions in Shares of Beneficial Interest

At March 31, 2010, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:

MONEY MARKET PORTFOLIO	Year Ended March 31, 2010		Year Ended March 31, 2009
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$15,477,650,867	15,477,650,867	$25,952,698,568	25,952,698,568
Issued on reinvestment of dividends	1,317,353	1,317,353	14,072,031	14,072,031
Redeemed	(15,552,952,739)	(15,552,952,739)	(26,423,145,467)	(26,423,145,467)
Additional paid-in-capital*	-0-	-0-	3,659	-0-

Net increase (decrease)	$(73,984,519)	(73,984,519)	$(456,371,209)	(456,374,868)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,591,009,193	1,591,009,193	$2,546,277,747	2,546,277,747
Issued on reinvestment of dividends	268,837	268,837	7,442,016	7,442,016
Redeemed	(1,555,522,740)	(1,555,522,740)	(2,614,551,658)	(2,614,551,658)
Additional paid-in-capital*	-0-	-0-	2,387	-0-

Net increase (decrease)	$35,755,290	35,755,290	$(60,829,508)	(60,831,895)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$767,008,642	767,008,642	$1,463,422,535	1,463,422,535
Issued on reinvestment of dividends	284,392	284,392	6,470,811	6,470,811
Redeemed	(889,052,802)	(889,052,802)	(1,448,604,571)	(1,448,604,571)
Additional paid-in-capital*	-0-	-0-	4,053	-0-

Net increase (decrease)	$(121,759,768)	(121,759,768)	$21,292,828	21,288,775

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,130,188,615	1,130,188,615	$1,357,867,376	1,357,867,376
Issued on reinvestment of dividends	59,615	59,615	4,459,548	4,459,548
Redeemed	(1,114,167,431)	(1,114,167,431)	(1,397,492,153)	(1,397,492,153)
Additional paid-in-capital*	-0-	-0-	3,132	-0-

Net increase (decrease)	$16,080,799	16,080,799	$(35,162,097)	(35,165,229)

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MONEY MARKET PORTFOLIO	Year Ended March 31, 2010		Year Ended March 31, 2009
Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$4,066,636,714	4,066,636,714	$3,651,004,571	3,651,004,571
Issued on reinvestment of dividends	242,912	242,912	24,257,365	24,257,365
Redeemed	(4,400,742,334)	(4,400,742,334)	(3,729,788,565)	(3,729,788,565)
Additional paid-in-capital*	-0-	-0-	16,360	-0-

Net increase (decrease)	$(333,862,708)	(333,862,708)	$(54,510,269)	(54,526,629)

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$147,501,089	147,501,089	$239,504,424	239,504,424
Issued on reinvestment of dividends	564,817	564,817	4,601,277	4,601,277
Redeemed	(150,639,459)	(150,639,459)	(219,290,758)	(219,290,758)
Additional paid-in-capital*	-0-	-0-	2,391	-0-

Net increase (decrease)	$(2,573,553)	(2,573,553)	$24,817,334	24,814,943

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,988,415,000	1,988,415,000	$1,725,993,844	1,725,993,844
Issued on reinvestment of dividends	922,911	922,911	39,150,598	39,150,598
Redeemed	(2,119,819,283)	(2,119,819,283)	(3,511,234,644)	(3,511,234,644)
Additional paid-in-capital*	-0-	-0-	20,972	-0-

Net increase (decrease)	$(130,481,372)	(130,481,372)	$(1,746,069,230)	(1,746,090,202)

Xpress Shares	Net Assets	Shares	Net Assets	Shares
Sold	$421,977,499	421,977,499	$431,916,022	431,916,022
Issued on reinvestment of dividends	57,252	57,252	3,678,745	3,678,745
Redeemed	(411,045,005)	(411,045,005)	(436,531,363)	(436,531,363)
Additional paid-in-capital*	-0-	-0-	3,786	-0-

Net increase (decrease)	$10,989,746	10,989,746	$(932,810)	(936,596)

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2010		Year Ended March 31, 2009
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$6,290,774,339	6,290,774,339	$4,897,862,093	4,897,862,093
Issued on reinvestment of dividends	459,947	459,947	5,411,509	5,411,509
Redeemed	(6,318,516,479)	(6,318,516,479)	(4,921,081,322)	(4,921,081,322)
Additional paid-in-capital*	-0-	-0-	8,796	-0-

Net increase (decrease)	$(27,282,193)	(27,282,193)	$(17,798,924)	(17,807,720)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,273,103,964	1,273,103,964	$1,331,082,461	1,331,082,461
Issued on reinvestment of dividends	13,201	13,201	1,700,463	1,700,463
Redeemed	(1,254,462,506)	(1,254,462,506)	(1,430,726,067)	(1,430,726,067)
Additional paid-in-capital*	-0-	-0-	4,222	-0-

Net increase (decrease)	$18,654,659	18,654,659	$(97,938,921)	(97,943,143)

Investor Shares	Net Assets	Shares	Net Assets	Shares
Sold	$820,734,835	820,734,835	$1,395,831,576	1,395,831,576
Issued on reinvestment of dividends	5,141	5,141	1,804,400	1,804,400
Redeemed	(835,018,046)	(835,018,046)	(1,455,212,283)	(1,455,212,283)
Additional paid-in-capital*	-0-	-0-	3,692	-0-

Net increase (decrease)	$(14,278,070)	(14,278,070)	$(57,572,615)	(57,576,307)

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

U.S. TREASURY PORTFOLIO	Year Ended March 31, 2010		Year Ended March 31, 2009
Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$505,459,722	505,459,722	$610,899,466	610,899,466
Issued on reinvestment of dividends	4,355	4,355	963,834	963,834
Redeemed	(501,755,871)	(501,755,871)	(598,568,178)	(598,568,178)
Additional paid-in-capital*	-0-	-0-	3,152	-0-

Net increase (decrease)	$3,708,206	3,708,206	$13,298,274	13,295,122

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$158,652,986	158,652,986	$201,230,057	201,230,057
Issued on reinvestment of dividends	345	345	87,535	87,535
Redeemed	(145,814,394)	(145,814,394)	(211,884,653)	(211,884,653)
Additional paid-in-capital*	-0-	-0-	181	-0-

Net increase (decrease)	$12,838,937	12,838,937	$(10,566,880)	(10,567,061)

Pinnacle Shares	Net Assets	Shares	Net Assets	Shares
Sold	$53,546,134	53,546,134	$116,597,525	116,597,525
Issued on reinvestment of dividends	44,877	44,877	804,579	804,579
Redeemed	(84,888,142)	(84,888,142)	(112,388,537)	(112,388,537)
Additional paid-in-capital*	-0-	-0-	1,308	-0-

Net increase (decrease)	$(31,297,131)	(31,297,131)	$5,014,875	5,013,567

U.S. GOVERNMENT PORTFOLIO	Year Ended March 31, 2010		Year Ended March 31, 2009
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$190,994,628	190,994,628	$-0-	-0-
Issued on reinvestment of dividends	106,687	106,687	130	130
Redeemed	(100,586,437)	(100,586,437)	(10,603)	(10,603)
Additional paid-in-capital*	-0-	-0-	1	-0-

Net increase (decrease)	$90,514,878	90,514,878	$(10,472)	(10,473)

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$4,124,700	4,124,700	$2,744,688	2,744,688
Issued on reinvestment of dividends	1,411	1,411	3,624	3,624
Redeemed	(8,955,652)	(8,955,652)	(2,801,098)	(2,801,098)
Shares issued in connection with acquisition of Sentinel Government Fund	77,936,369	77,936,369	-0-	-0-
Additional paid-in-capital*	-0-	-0-	258	-0-

Net increase (decrease)	$73,106,828	73,106,828	$(52,528)	(52,786)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,838,284,665	1,838,284,665	$1,867,496,574	1,867,496,574
Issued on reinvestment of dividends	12,793	12,793	1,117,796	1,117,796
Redeemed	(1,858,135,921)	(1,858,135,921)	(1,818,971,118)	(1,818,971,118)
Additional paid-in-capital*	-0-	-0-	6,599	-0-

Net increase (decrease)	$(19,838,463)	(19,838,463)	$49,649,851	49,643,252

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$1,033,868,500	1,033,868,500	$1,626,943,379	1,626,943,379
Issued on reinvestment of dividends	183,345	183,345	6,547,794	6,547,794
Redeemed	(1,137,252,873)	(1,137,252,873)	(1,325,551,433)	(1,325,551,433)
Additional paid-in-capital*	-0-	-0-	(2,929)	-0-

Net increase (decreases)	$(103,201,028)	(103,201,028)	$307,936,811	307,939,740

Daily Income Fund Notes to the Financial Statements (Continued)

5: Transactions in Shares of Beneficial Interest (Continued)

MUNICIPAL PORTFOLIO	Year Ended March 31, 2010		Year Ended March 31, 2009
Institutional Shares	Net Assets	Shares	Net Assets	Shares
Sold	$21,884,352	21,884,352	$284,180	284,180
Issued on reinvestment of dividends	24,808	24,808	78,534	78,534
Redeemed	(615,024)	(615,024)	(157,636)	(157,636)
Additional paid-in-capital*	-0-	-0-	(499)	-0-

Net increase (decrease)	$21,294,136	21,294,136	$204,579	205,078

Institutional Service Shares	Net Assets	Shares	Net Assets	Shares
Sold	$165,338	165,338	$306,045	306,045
Issued on reinvestment of dividends	605	605	3,405	3,405
Redeemed	(414,509)	(414,509)	(171,205)	(171,205)
Additional paid-in-capital*	-0-	-0-	(90)	-0-

Net increase (decrease)	$(248,566)	(248,566)	$138,155	138,245

Short Term Income Shares	Net Assets	Shares	Net Assets	Shares
Sold	$294,797,221	294,797,221	$405,335,530	405,335,530
Issued on reinvestment of dividends	43,884	43,884	1,046,329	1,046,329
Redeemed	(310,676,935)	(310,676,935)	(438,718,143)	(438,718,143)
Additional paid-in-capital*	-0-	-0-	14,714	-0-

Net increase (decrease)	$(15,835,830)	(15,835,830)	$(32,321,570)	(32,336,284)

Retail Shares	Net Assets	Shares	Net Assets	Shares
Sold	$809,231,339	809,231,339	$790,943,350	790,943,350
Issued on reinvestment of dividends	77,017	77,017	1,802,909	1,802,909
Redeemed	(808,442,380)	(808,442,380)	(811,918,034)	(811,918,034)
Additional paid-in-capital*	-0-	-0-	(5,673)	-0-

Net increase (decrease)	$865,976	865,976	$(19,177,448)	(19,171,775)

Advantage Shares	Net Assets	Shares	Net Assets	Shares
Sold	$372,083,485	372,083,485	$435,561,702	435,561,702
Issued on reinvestment of dividends	170,771	170,771	2,260,266	2,260,266
Redeemed	(346,576,916)	(346,576,916)	(473,255,216)	(473,255,216)
Additional paid-in-capital*	-0-	-0-	(3,814)	-0-

Net increase (decrease)	$25,677,340	25,677,340	$(35,437,062)	(35,433,248)

*	During the fiscal year ended March 31, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

6: Acquisition of Sentinel Government Money Market Fund

On November 16, 2009, U.S. Government Portfolio acquired all of the net assets of Sentinel Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of Sentinel Government Money Market Fund on August 12, 2009. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 77,936,369 shares of U.S. Government Portfolio, valued at $77,936,369, for 77,936,369 shares of Sentinel Government Money Market Fund outstanding on November 16, 2009. The investment portfolio of Sentinel Government Money Market Fund, with an amortized cost of $62,278,481, which approximates the market value at November 16, 2009, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from Sentinel Government Money Market Fund was carried forward to align ongoing reporting of U.S. Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,364,205,690.

Daily Income Fund Notes to the Financial Statements (Continued)

6: Acquisition of Sentinel Government Money Market Fund (Continued)

Assuming the acquisition had been completed on April 1, 2009, the beginning of the annual reporting period of U.S. Government Portfolio, U.S. Government Portfolio’s pro forma results of operations for the year ended March 31, 2010, are as follows:

Net investment income $309,533

Net gain (loss) on investments $0

Net increase (decrease) in net assets resulting from operations $309,533

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Sentinel Government Money Market Fund that have been included in U.S. Government Portfolio’s statement of operations since November 16, 2009.

7: Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2010 and 2009 were as follows:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	2010	2009	2010	2009	2010	2009	2010	2009
Ordinary Income	$3,496,368	$101,094,260	$466,529	$10,955,534	$352,014	$7,488,201	$16,079	$21,646
Tax-Exempt Income	$-0-	$-0-	$-0-	$-0-	$-0-	$-0-	$268,910	$5,235,769

At March 31, 2010, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:

	Capital Loss Utilized	Capital Loss Remaining	Expiration of Carryforwards
Money Market Portfolio	$48,900	$1,804,730	2017
U.S. Treasury Portfolio	-0-	-0-	N/A
U.S. Government Portfolio	-0-	12,734	2014
		203	2015
		54,070	2016
		12,623	2017

Total U.S. Government Portfolio		$79,630
Municipal Portfolio	-0-	-0-	N/A

At March 31, 2010, there were distributable earnings of $27,470, $5,999, $13,354 and $5,846 for the Money Market, U.S. Treasury, U.S. Government, and Municipal Portfolios, respectively.

8: Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Daily Income Fund Notes to the Financial Statements (Continued)

8: Additional Valuation Information (Continued)

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of March 31, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$150,000,000	$-0-
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$3,909,553,093	$-0-

Total	$-0-	$4,059,553,093	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of March 31, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$500,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$709,449,630	$-0-

Total	$-0-	$1,209,449,630	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of March 31, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$435,000,000	$-0-
Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies	$-0-	$786,417,507	$-0-

Total	$-0-	$1,221,417,507	$-0-

Daily Income Fund Notes to the Financial Statements (Continued)

8: Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of March 31, 2010:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities issued by states of the United States and political subdivisions of the states	$-0-	$422,226,466	$-0-

Total	$-0-	$422,226,466	$-0-

For the year ended March 31, 2010, there was no Level 1 or 3 investments.

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Daily Income Fund Report of Independent Registered Public Accounting Firm

To The Board of Trustees and Shareholders of

Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (individual portfolios constituting Daily Income Fund, hereafter referred to as the “Fund”) at March 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

May 26, 2010

Daily Income Fund Additional Information (Unaudited)

:	Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

:	Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

:	Qualified Interest Income

For the fiscal year ended March 31, 2010 the Funds’ designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

Qualified Interest Income
Daily Income Fund – Money Market Portfolio	30%
Daily Income Fund – U.S. Treasury Portfolio	100%
Daily Income Fund – U.S. Government Portfolio	100%

:	Long Term Capital Gain/Tax Exempt Income Distribution

On May 27, 2010, Daily Income Fund – Municipal Portfolio will pay a long-term capital distribution of approximately $0.000003191 per share. For the fiscal year ended March 31, 2010, the Daily Income Fund – Municipal Portfolio paid tax-exempt distributions in the amount of $268,910.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited)

On March 4, 2010, the Board of Trustees approved the continuance of the Investment Management Contract. Specifically, with regard to the approval of the continuance of the Investment Management Contract, the Board of Trustees (the “Trustees”) of the Daily Income Fund (the “Fund”) had considered the following factors:

1)	The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund’s Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund’s assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund’s portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager’s reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

2)	The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund’s Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a “Portfolio” and together, the “Portfolios”), on an absolute basis and on a gross basis, as compared to various Lipper peer group categories for the one-month and one-, three-, five- and ten-year periods ended December 31, 2009 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year and three-year periods ended December 31, 2009 for the U.S. Government Portfolio and Municipal Portfolio. The peer group categories included: (i) an asset based peer group of the Fund’s Money Market Portfolio and 12 other institutional money market funds, as classified by Lipper, as the peer group for the Money Market Portfolio; an asset based peer group of the Fund’s U.S. Treasury Portfolio and seven other institutional U.S. Treasury money market funds, as classified by Lipper, as the peer group for the U.S. Treasury Portfolio; an asset based peer group of the Fund’s U.S. Government Portfolio and six other U.S. government money market funds, as classified by Lipper, as the peer group for the U.S. Government Portfolio; and an asset based peer group of the Fund’s Municipal Portfolio and ten other tax-exempt money market funds, as classified by Lipper, as the peer group for the Municipal Portfolio; (ii) a competitors’ class peer group for the Portfolios, representing the Fund’s Money Market Portfolio and seven other institutional money market funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels; the Fund’s U.S. Treasury Portfolio and four other institutional U.S. Treasury money market funds that are considered to be competitors of the U.S. Treasury Portfolio with similar distribution channels; the Fund’s U.S. Government Portfolio and five other U.S. Government money market funds and one institutional U.S. Government money market fund that are considered to be competitors of the U.S. Government Portfolio with similar distribution channels; and the Fund’s Municipal Portfolio and five other tax-exempt money market funds and two institutional tax-exempt money market fund that are considered to be competitors of the Municipal Portfolio with similar distribution channels (these competitors were provided by the Manager); and (iii) a peer group for the Money Market Portfolio of all institutional money market funds regardless of asset size or primary channel of distribution; a peer group for the U.S. Treasury Portfolio of all institutional U.S. Treasury money market funds regardless of asset size or primary channel of distribution; a peer group for the U.S. Government Portfolio of all retail U.S. Government money market funds regardless of asset size or primary channel of distribution; a peer group for the Municipal Portfolio of all retail tax-exempt money market funds regardless of asset size or primary channel of distribution (the “Peer Universe”). These peer groups are referred to collectively as the “Peer Groups.” The Manager advised the

Daily Income Fund Board Approval of Investment Management Contract (Unaudited) (Continued)

Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each Portfolio’s performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess each Portfolio’s performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the performance that was available in the marketplace given each Portfolio’s investment objectives, strategies, limitations and restrictions. In reviewing each Portfolio’s performance, the Trustees noted that overall the gross performance of the Portfolios against their Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio’s ranking against its Peer Universe was in the 1st quintile for the three-year, five-year and ten-year period, the 2nd quintile for the one-year period and the 3rd quintile for the one month period; (ii) the U.S. Treasury Portfolio’s ranking against its Peer Universe was in the 3rd quintile for the one-month period, one-year, three-year and five-year periods and the 2nd quintile for the ten-year period; (iii) the U.S. Government Portfolio’s ranking against its Peer Universe was in the 1st quintile for the one-month and one-year periods and the 3rd quintile for the three-year period; and (iv) the Municipal Portfolio’s ranking against its Peer Universe was in the 1st quintile for the one-month, one-year and three-year periods (the 1st quintile is the highest quintile). The Trustees discussed performance with the Manager and the importance of the Manager’s conservative investment strategy.

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager’s financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund (“Participating Organizations”) in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees’ consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and each Portfolio’s combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Groups were slightly smaller than the Peer Universe for performance comparison purposes). The Trustees also considered comparative total fund expenses of each class of the Portfolios and their respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio’s management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio’s management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio’s management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2009. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager’s profitability reports, the Trustees and the Manager discussed the Manager’s associated costs and the impact of such costs on the Manager’s net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

Daily Income Fund Board Approval of Investment Management Contract (Unaudited) (Continued)

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees’ consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager’s costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager’s affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund’s management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Trustees were also assisted by the advice of independent counsel in making this determination.

Daily Income Fund Trustees and Officers Information (Unaudited)

:	Trustees and Officers Information

March 31, 20101

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and AIM Funds.	Director/Trustee of five portfolios	Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, AIM Funds and CompuDyne Corporation.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994.	Director/Trustee of five portfolios	Director of AIM Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of six portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters.	Director/Trustee of five portfolios	Director and Chairman of Governance Committee of MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Trustee	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966.	Director/Trustee of five portfolios	None
James L. Schultz, 1936	Trustee	Since 2006	Self-employed as a consultant.	Director/Trustee of five portfolios	Director of Computer Research, Inc.
Robert Straniere, Esq., 1941	Trustee	Since 1987	Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005. President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007. Administrative Law Judge, 2009.	Director/Trustee of five portfolios	Director of RBB Funds
Dr. Yung Wong, 1938	Trustee	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of five portfolios	Director of KOAH, Inc. and Director of the Senior Network.

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers:
Steven W. Duff, 1953	Trustee[4] President and Trustee	Since 1994 1994 to 2007	Executive Vice President, Chief Investment Officer and Manager of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor. Mr. Duff has been associated with RTAM, LLC since 1994. Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex. Mr. Duff also serves as a Director of Reich & Tang Services, Inc. and Director, Chief Executive Officer and President of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.	Director/Trustee of six portfolios	None
Michael P. Lydon, 1963	President and Trustee[4] Vice President	Since 2007 2005 to 2007	President, Chief Executive Officer and Member of RTAM, LLC. Associated with RTAM, LLC since January 2005. Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President to New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. Mr. Lydon also serves as President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Executive Vice President and Director of Reich & Tang Distributors Inc. and President, Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.	Director/Trustee of five portfolios	None
Mia Bottarini, 1966	Vice President and Assistant Treasurer	Since 2008	Vice President of RTAM LLC. Ms. Bottarini is also Vice President and Assistant Treasurer of three other funds in the Reich & Tang Complex. Ms. Bottarini has been associated with RTAM LLC and its predecessors since June 1984.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007	Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC. Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex. Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer and Secretary of Reich & Tang Deposit Solutions, LLC and Senior Vice President, Chief Compliance Officer and AML Officer of Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management. From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.	N/A	N/A
Richard De Sanctis, 1956	Vice President Treasurer and Assistant Secretary	Since 2005 1992 to 2004	Executive Vice President and Chief Operating Officer of RTAM, LLC. Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Director, Executive Vice President and Chief Operating Officer of Reich & Tang Services, Inc., and Director, Executive Vice President, Chief Financial Officer and Chief Operating Officer of Reich & Tang Distributors, Inc.	N/A	N/A
Chris Gill, 1964	Vice President	Since 2008	Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of seven other funds in the Reich & Tang Complex. Mr. Gill is also a Senior Vice President and Director of Reich & Tang Services, Inc.	N/A	N/A

Daily Income Fund Trustees and Officers Information (Unaudited) (Continued)

Name, Address[2], and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees/Officers (continued):
Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008	Senior Vice President and Chief Financial Officer of RTAM, LLC, Reich & Tang Deposit Solutions, LLC and Reich & Tang Services, Inc. Associated with RTAM, LLC since September 2004. Mr. Jerkovich is Treasurer and Assistant Secretary of three other funds in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President and Controller of Reich & Tang Distributors, Inc. From 2007 to 2008 Mr. Jerkovich was Vice President of eight Funds in the Reich & Tang Fund Complex. Mr. Jerkovich was Vice President and Chief Investment Officer at Winklevoss Consulting from May 2002 to June 2004.	N/A	N/A
Christine Manna, 1970	Secretary	Since 2007	Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc. and Reich & Tang Distributors, Inc.	N/A	N/A
Robert Rickard, 1969	Vice President	Since 2007	Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc. Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.	N/A	N/A

[1]

The Statement of Additional Information includes additional information about Daily Income Fund (the “Fund”) trustees/officers and is available, without charge, upon request by calling the Fund’s transfer agent at (800) 433-1918.

[2]	The address for each of the above trustees /officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.
[3]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

[4]	Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund’s investment advisor.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

600 Fifth Avenue

New York, New York 10020

Manager

Reich & Tang Asset Management, LLC

600 Fifth Avenue

New York, New York 10020

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor,

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

600 Fifth Avenue

New York, New York 10020

DIF 3/10

Item 2:	Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on January 14, 2010 to reflect a change in the Funds covered by the Code. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:	Audit Committee Financial Expert

The registrant’s Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is “independent,” as defined in the instructions to this Item.

Item 4:	Principal Accountant Fees and Services

		FYE 03/31/2010	FYE 03/31/2009
4(a)	Audit Fees	$162,000	$149,000
4(b)	Audit Related Fees	$0	$0
4(c)	Tax Fees	$18,200	$17,400
4(d)	All Other Fees	$0	$0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant’s principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $18,200 and $60,500, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2010. $17,400 and $58,475, respectively, were the amount of non-audit fees that were billed by the registrant’s accountant for services rendered to (i) the registrant, and (ii) the registrant’s investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2009.

Tax fees for the fiscal year-end March 31, 2010, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end March 31, 2009, includes fees billed for the preparation and review of tax returns.

4(h) The registrant’s audit committee has considered whether its principal accountant’s provision of non-audit services that were rendered to the registrant’s investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11:	Exhibits

(a)(1)	Code of Ethics.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/S/ CHRISTINE MANNA
Christine Manna, Secretary

Date: June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ MICHAEL P. LYDON
Michael P. Lydon, President

Date: June 4, 2010

By (Signature and Title)*	/S/ JOSEPH JERKOVICH
Joseph Jerkovich, Treasurer and Assistant Secretary

Date: June 4, 2010

*	Print the name and title of each signing officer under his or her signature.